UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report	SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
March 31, 2024

Each a series of Advisors Series Trust (the “Trust”)

	SHENKMAN CAPITAL		Institutional
	FLOATING RATE	Class F	Class
	HIGH INCOME FUND	(SFHFX)	(SFHIX)

	SHENKMAN CAPITAL				Institutional
	SHORT DURATION	Class A	Class C	Class F	Class
	HIGH INCOME FUND	(SCFAX)	(SCFCX)	(SCFFX)	(SCFIX)

c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701 1-855-SHENKMAN (1-855-743-6562)

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2024 (Unaudited)

Dear Shareholder,

Fund Overview and Performance

The Shenkman Capital Floating Rate High Income Fund (the “Fund”) seeks to generate high current income through active selection and management of investments, primarily in the leveraged loan universe, and looks to build a portfolio with the best chance of providing superior risk-adjusted returns. For the semi-annual period ended March 31, 2024 (the “Period”), the Morningstar LSTA US Leveraged Loan Index (the “Index”) and Morningstar LSTA US B- Ratings and Above Loan Index (the “B- & Above Index”) returned 5.40% and 5.33%, respectively. The Period was market by a shift in tone from the Fed early in the fourth quarter, which alluded to probable rate cuts in 2024, spurring a rally in U.S. Treasuries and investment grade bonds, along with significant outperformance in equities. However, the inflation deceleration trend stalled in the first quarter of 2024 and several Fed governors indicated rate cuts were unlikely without further deceleration in inflation. The reversion to a more hawkish stance pressured fixed income assets and prompted renewed interest in floating rate instruments, providing a tailwind for the leveraged loan market in the first quarter. The Fund’s institutional class shares (SFHIX) had a net return of 4.70% for the Period. The Fund’s F class shares (SFHFX) had a net return of 4.69% for the Period.

For context, over the Period, high yield and investment grade bonds, as measured by the ICE BofA U.S. High Yield Index (H0A0) and the ICE BofA U.S. Corporate Index (C0A0), posted returns of 8.68% and 7.83%, respectively, while the Index returned 5.40%. Periodic Index returns by rating exhibited modest differentiation and a bias toward lower-rated cohorts, with BB-rated, B-rated, and CCC & Below-rated loans returning 4.76%, 5.69%, and 6.11%, respectively. The Fund had a lower weight than the Index in riskier credit profiles, including CCC & below -rated and second lien loans, which detracted from relative performance, while out-of-index positions in high yield bonds contributed to relative performance for the Period. From a sector attribution standpoint, the Fund benefitted from positive selection in Utilities and an underweight in Food, Beverage & Tobacco.  Main detractors included negative selection in Telecommunication Services and Media & Entertainment.

The Fund remained well-diversified, with investments in over 350 issuers across more than 50 industries.  For liquidity purposes, the Fund targets an allocation of approximately 15% of assets to cash and bonds.

Market Commentary

Primary leveraged loan market activity surged in the first quarter to $317.7 billion amid a wave of repricing/refinancing activity, marking the second most active quarter on record, following full year 2023 issuance of

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2024 (Unaudited)

$370.1 billion, though net new issuance remains muted as repricing/refinancing dominate activity. From a demand perspective, net CLO formations totaled $48.1 billion in the first quarter compared to net issuance of $33.6 billion and $115.6 billion in the first quarter and full year 2023, respectively. Following outflows in both 2022 and 2023, retail demand for leveraged loans rebounded as benchmark rates rose during the quarter. Inflows into retail leveraged loan mutual funds totaled $2.8 billion during the first quarter. Eleven loan issuers defaulted in the first quarter totaling $7.2 billion in loans following 30 defaults totaling $30.7 billion in full year 2023. The trailing 12-month par-weighted default rate ended the quarter at 1.77%, a 33bp decrease from the previous quarter and 4bp higher than one year ago, according to J.P. Morgan Research. For context, the historical leveraged loan default rate is approximately 3%.

Outlook

The fourth quarter marked a turning point in many investors’ sentiments as the Fed seemed to soften its rhetoric, with the first talk of potential rate cuts being forecast for 2024. However, inflation deceleration seemed to stall in the first quarter while a relatively robust labor market and strong GDP spurred more hawkish comments from Fed governors, which appeared to have dashed hopes for imminent rate cuts. While we believe lower rates remain a possibility this year, the size and frequency of reductions remain open to debate. We believe this scenario could also unclog the global financial system, resulting in an acceleration in M&A activity, a surge in new issuance, and improved liquidity. The balance of the year is likely to remain Fed-focused as an unexpected rise in inflation could spur rates to remain at recent highs, though a contentious general election and simmering geopolitical risks are surely to garner investor attention as well. The coming months could be a crucial test of market resilience as consumers and corporations continue to adapt to the “new normal” of high borrowing costs, while geopolitical risks continue to loom large. We continue to monitor developments across industries and the broader economy, seeking to assess the potential impact on the leveraged loan market. In our opinion, given the current attractive all-in credit spreads, we believe the leveraged loan market presents compelling relative value opportunities, particularly given high current base rates are likely to remain elevated for the foreseeable future as any potential Fed rate decreases are likely to be small barring a major catalyst for significant cuts. As we seek to proactively manage the portfolio and trade exposures across our global platform, our goal remains to safeguard against potential downside risks while concurrently optimizing returns.

We maintain a constructive outlook on the loan market overall; however, we believe that credit selection will remain a primary driver of performance differentiation this year. In the event of episodic market turbulence, we believe there is potential for increased dispersion between better quality and

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2024 (Unaudited)

riskier credits after a period of significant compression. Consequently, we remain cautious as we continuously assess the relative value of the Fund’s positions. A foundational pillar of our investment philosophy remains the preservation of capital as we strive to deliver, or beat, market returns throughout the cycle with a lower risk profile. As a conservative asset manager, we intend to remain defensively positioned in our portfolios and will seek to take advantage of market dislocations only in what we believe to be creditworthy, Shenkman-approved issuers in both the primary and secondary markets.

Thank you again for your continued support and trust in the Fund.  We look forward to growing with you.

Sources: LCD, JPM Research

IMPORTANT INFORMATION

The Shenkman Group of Companies (the “Shenkman Group”) consists of Shenkman Capital Management, Inc., and its affiliates and subsidiaries, including, without limitation, Shenkman Capital Management Ltd, Romark Credit Advisors LP, and Romark CLO Advisors LLC.  The Shenkman Group focuses on the leveraged finance market and is dedicated to providing in-depth, bottom-up, fundamental credit analysis.

Shenkman Capital Management, Inc. (“Shenkman” or “Shenkman Capital”) is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”). Romark Credit Advisors LP is also registered as an investment adviser with the SEC and Romark CLO Advisors LLC is registered as a relying adviser of Romark Credit Advisors LP (together, “Romark”).  Shenkman Capital Management Ltd is a wholly-owned subsidiary of Shenkman Capital Management, Inc. and is authorized and regulated by the U.K. Financial Conduct Authority. Such registrations do not imply any specific skill or training.  EEA Investors: This material is provided to you because you have been classified as a professional client in accordance with the Markets in Financial Instruments Directive (Directive 2014/65/EU) (known as “MiFID II”) or as otherwise defined under applicable local regulations. If you are unsure about your classification or believe that you may be a retail client under these rules, please contact the Shenkman Group and disregard this information.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2024 (Unaudited)

The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Investments in CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest payments and that the quality of the collateral may decline in value or default.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Credit quality weights by rating are derived from the highest bond rating as determined by S&P Global Ratings (“S&P”), Moody’s or Fitch. Bond ratings are grades given to bonds that indicate their credit quality as determined by private independent rating services such as S&P or Moody’s and Fitch. These firms evaluate a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when none of the three rating agencies have issued a formal rating, the Advisor will classify the security as nonrated.

The ICE BofA U.S. High Yield Index (H0A0) has an inception date of August 31, 1986 and tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The ICE BofA U.S. Corporate Index (C0A0) has an inception date of December 31, 1972, and tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market.

The Morningstar® LSTA U.S. Leveraged Loan Index is a market-value weighted index designed to measure the performance of the US leveraged loan market.

The Morningstar® LSTA US B- Ratings and Above Loan TR USD Index tracks the current outstanding balance and spread over LIBOR for fully funded institutional term loans that are rated B- or above and syndicated to U.S. loan investors. The Morningstar® LSTA US B- Ratings and Above Loan TR USD Index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

You cannot invest directly in an index.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.

An original issue discount (OID) is the discount in price from a bond’s face value at the time a bond or other debt instrument is first issued.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2024 (Unaudited)

The Secured Overnight Financing Rate (SOFR) is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities.

Must be preceded or accompanied by a prospectus.

The credit rating is a financial indicator to potential investors of debt securities such as bonds. These are assigned by credit rating agencies such as Moody’s and S&P to have letter designations (such as AAA, B, CC) which represent the quality of a bond. Moody’s assigns bond credit ratings of Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C, with WR and NR as withdrawn and not rated. S&P assigns bond credit ratings of AAA, AA, A, BBB, BB, B, CCC, CC, C, D.

These materials may contain information obtained from third parties, and may include ratings from credit ratings agencies such as S&P.  Reproduction and distribution of third party content in any form is prohibited except with the prior written permission of the related third party.  Third-party information contained in this presentation was obtained from sources that the Shenkman Group considers to be reliable; however, no representation is made as to, and no responsibility, warranty or liability is accepted for, the accuracy, completeness, timeliness or availability of such information, including ratings.  Neither the Shenkman Group nor any third party content provider is responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content.  NEITHER THE SHENKMAN GROUP NOR ANY THIRD PARTY CONTENT PROVIDERS GIVE ANY EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE.  NEITHER THE SHENKMAN GROUP NOR ANY THIRD PARTY CONTENT PROVIDERS SHALL BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES, OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF SUCH THIRD PARTY CONTENT, INCLUDING RATINGS.  Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities.  They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

References to indices are for information purposes only.  The Shenkman Group believes that any indices discussed herein are broad market indices and are indicative of the type of investments that the Shenkman Group may purchase, but may contain different securities than those held in the Shenkman Group portfolios managed pursuant to the strategies described herein. The indices have not been selected to represent an appropriate benchmark.  The strategies referred to herein are not design to mimic the investments on which any index is based. The indices are unmanaged and not available for direct investment and do not reflect deductions for fees or expenses.

The Shenkman Capital Floating Rate High Income Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Shenkman Capital Management, Inc.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2024 (Unaudited)

Dear Shareholder,

During the fiscal six months ended March 31, 2024 (the “Period”), the Shenkman Capital Short Duration High Income Fund (the “Fund”) continued to seek a high level of current income by focusing on investments within the non-investment grade universe believed to be high-quality yet short duration.  The Fund’s Institutional Class shares (“SCFIX”) returned 5.00% net for the Period and ended the Period with a duration-to-worst of 1.49 years and average final maturity of 2.5 years. The Fund’s Class A shares returned 4.94% (without sales load) and 1.76% (with maximum sales load imposed on purchases of 3.00%) for the Period, and the Class F shares returned 4.97% net. Additionally, the Class C shares returned 4.47% (without sales load) and 3.47% (with maximum deferred sales load of 1.00%). The Fund’s benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C), returned 5.08% net for the Period while the ICE BofA 0-3 Year U.S. Treasury Index (G1QA) returned 2.75%.

In what was a relatively strong period for the broader high yield market, the Fund participated materially in the rally despite its more defensive shorter tenor positioning.  The broader high yield market as measured by the ICE BofA U.S. High Yield Index (H0A0) posted a return 8.68% for the Period. SCFIX performance modestly trailed the H42C while outperforming shorter-dated Treasuries as measured by G1QA for the period. On a sector basis, all sectors posted positive returns with positive selection in Utilities and Automotives Industrials serving as the largest contributors to relative performance while underweight in Consumer Staples Discretionary and negative selection in Healthcare were the largest detractors over the period. On a ratings basis, the Fund’s BB rated and CCC rated credits were contributors to relative performance while negative selection and underweight in B rated credits were a detractor.  The Fund’s sector positioning is largely a function of its focus on bottom-up, individual security selection and fundamental analysis and less driven by top-down, sector-driven allocations.  The Fund’s top three broader sector exposures are concentrated in Leisure, Gaming & Travel, Industrials and Healthcare. We believe our Leisure, Gaming & Travel exposure is well diversified, including subsegments that have been more stable such as fast-food franchisors and regional theme parks as well as those subsegments we believe are better positioned for an ultimate recovery in travel and entertainment such as Hotels & Gaming. The Industrials sector exposure captures a wide range of sub-industries and holdings that are broadly diversified and include service companies that in our view have attractive business models and competitive positions. The Healthcare sector is historically among the most stable and defensive sector given its consistent/recurring revenues, solid free cash flow generation and strong asset coverage. Additionally, we have intentionally avoided the Oil & Gas sector given the unfavorable risk/reward for shorter maturities in the space and the asymmetric downside volatility associated

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2024 (Unaudited)

with the volatile swings in commodity prices.  The Fund’s exposure to bank loans was also a modest detractor to performance as bank loan returns trailed short duration for the Period.  As of March 31, 2024, the Fund’s average price was $98.96 (up from $97.16 at the beginning of the period), with a current yield of 6.31%, yield-to-maturity of 6.68% and a yield-to-worst of 6.38%.  As we believe diversification remains a key factor in helping to mitigate risk, the portfolio was well-diversified, ending the period with investments in 223 issuers across 15 sectors as of March 31, 2024.

Market Commentary

Equity performance has been impressive over the last six months as the S&P 500 posted consecutive double-digit quarterly gains. Investors likely recognized that the U.S. economy has weathered the most aggressive interest rate hiking cycle since the 1980’s without the anticipated repercussions of high unemployment or a recession. The riskiest market tiers have generated remarkable returns since late October. While markets were driven largely by widespread optimism over the timing of Fed rate cuts, subsequent economic data releases have signaled inflation may be stickier than previously anticipated. The convergence of strong GDP, moderating inflation, and a more dovish tone and pivot from the Fed spurred a widespread rally in the final two months of 2023. The broader high yield market, as measured by the H0A0, finished the year with a blockbuster November-December return of 8.40%, the highest two month gain since April-May 2020, while returns were more tempered in the first quarter of 2024 with the 10-year U.S Treasury yield rising from its recent December low as investors scaled back their expectations for reductions in 2024. Despite the varying degree of optimism within the Period, the broader high yield market, as measured by the H0A0, rallied 8.68% over the six months ended March 31, 2024 as the longer duration tiers of the high yield market outperformed shorter duration tiers given the movement in the rates market, while the CCC rated credits posted the strongest period returns, followed by BB rated credits, with B rated credits trailing slightly behind.

The J.P. Morgan U.S. high yield bond par-weighted trailing 12-month default rate ended the Period at 1.7%, while including distressed exchanges it would have been 2.59%, up 68 bps from a year ago. New issuance during the first quarter of 2024 totaled an estimated $81bn, almost doubling the fourth quarter of 2023’s new issuance of approximately $41bn.

Outlook

Going forward, the refinancing cycle is expected to remain in force. We believe M&A, which is already up meaningfully versus a year ago, is likely to be more prevalent in leveraged finance. We anticipate these trends will keep defaults modest, thereby partially rationalizing spreads being tighter than historical averages. The yields offered by leveraged finance appear to be

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2024 (Unaudited)

attracting capital inflows, which comes after years of a low-rate environment. The level of new issuance and distressed exchange offers may lead to significant changes in the constituents in the marketplace, creating both opportunities and risks. We believe these potential changes underscore the need for thoughtful portfolio construction and extensive credit analysis to address the challenges of the fixed income market today. We continue to believe the higher-quality short duration segment of the high yield market remains well positioned as a lower volatility solution with the ability to seek to capture attractive risk-adjusted returns in the current environment.

Thank you again for your continued support and trust in our strategy. We look forward to growing with you.

IMPORTANT INFORMATION

The Shenkman Group of Companies (the “Shenkman Group”) consists of Shenkman Capital Management, Inc., and its affiliates and subsidiaries, including, without limitation, Shenkman Capital Management Ltd, Romark Credit Advisors LP, and Romark CLO Advisors LLC.  The Shenkman Group focuses on the leveraged finance market and is dedicated to providing in-depth, bottom-up, fundamental credit analysis.

Shenkman Capital Management, Inc. (“Shenkman” or “Shenkman Capital”) is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”). Romark Credit Advisors LP is also registered as an investment adviser with the SEC and Romark CLO Advisors LLC is registered as a relying adviser of Romark Credit Advisors LP (together, “Romark”).  Shenkman Capital Management Ltd is a wholly-owned subsidiary of Shenkman Capital Management, Inc. and is authorized and regulated by the U.K. Financial Conduct Authority. Such registrations do not imply any specific skill or training.  EEA Investors: This material is provided to you because you have been classified as a professional client in accordance with the Markets in Financial Instruments Directive (Directive 2014/65/EU) (known as “MiFID II”) or as otherwise defined under applicable local regulations. If you are unsure about your classification or believe that you may be a retail client under these rules, please contact the Shenkman Group and disregard this information.

Any third-party information contained herein was obtained from sources that Shenkman considers to be reliable; however, no representation is made as to, and Shenkman accepts no responsibility, warranty or liability for the accuracy or completeness of such information. Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2024 (Unaudited)

securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The ICE BofA U.S. High Yield Index (H0A0) has an inception date of August 31, 1986 and tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C) consists of all securities in the ICE BofA BB-B U.S. High Yield Index (HUC4) that have a duration-to-worst of 2 years or less. The ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (HUC4) has an inception date of December 31, 1996, and is a subset of the ICE BofA U.S. High Yield Index (H0A0) that consists of all securities rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. The ICE BofA U.S. Treasuries 0-3 year Index (G1QA) is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than three years.

You cannot invest directly in an index.

Basis points (bps) are equivalent to one-one hundredths of a percentage point.

Yield to Maturity is the total return anticipated on a bond if the bond is held until it matures.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Yield is defined as the income return on an investment. This refers to the interest or dividends received from a security and is usually expressed annually as a percentage based on the investment’s cost, its current market value or its face value.

Yield-to-worst is the lowest potential yield that can be received on a bond without the issuer actually defaulting.

Spread-to-worst is the difference between the yield-to-worst of a bond and yield-to-worst of a U.S. Treasury with a similar duration.

Current Yield is the annual income (interest or dividends) divided by the current price of the security. This measure looks at the current price of a bond instead of its face value and represents the return an investor would expect if he or she purchased the bond and held it for a year. This measure is not an accurate reflection of the actual

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2024 (Unaudited)

return that an investor will receive in all cases because bond and stock prices are constantly changing due to market factors.

Yield-to-Maturity is the rate of return anticipated on a bond if held until the end of its lifetime. YTM is considered a long-term bond yield expressed as an annual rate. The YTM calculation takes into account the bond’s current market price, par value, coupon interest rate and time to maturity. It is also assumed that all coupon payments are reinvested at the same rate as the bond’s current yield. YTM is a complex but accurate calculation of a bond’s return that helps investors compare bonds with different maturities and coupons.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The credit rating is a financial indicator to potential investors of debt securities such as bonds. These are assigned by credit rating agencies such as Moody’s and S&P Global Ratings (“S&P”) to have letter designations (such as AAA, B, CC) which represent the quality of a bond. Moody’s assigns bond credit ratings of Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C, with WR and NR as withdrawn and not rated. S&P assigns bond credit ratings of AAA, AA, A, BBB, BB, B, CCC, CC, C, D.

Any information in these materials from ICE Data Indices, LLC (“ICE BofA”) was used with permission. ICE BofA PERMITS USE OF THE ICE BofA INDICES AND RELATED DATA ON AN “AS IS” BASIS, MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BofA INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THE USE OF THE FOREGOING, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE SHENKMAN GROUP, OR ANY OF ITS PRODUCTS OR SERVICES.

References to indices are for information purposes only.  The Shenkman Group believes that any indices discussed herein are broad market indices and are indicative of the type of investments that the Shenkman Group may purchase, but may contain different securities than those held in the Shenkman Group portfolios managed pursuant to the strategies described herein. The indices have not been selected to represent an appropriate benchmark.  The strategies referred to herein are not designed to mimic the investments on which any index is based. The indices are unmanaged and not available for direct investment and do not reflect deductions for fees or expenses.

The Shenkman Capital Short Duration High Income Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Shenkman Capital Management, Inc.

SHENKMAN CAPITAL FUNDS

EXPENSE EXAMPLE
March 31, 2024 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2023 to March 31, 2024.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is

SHENKMAN CAPITAL FUNDS

EXPENSE EXAMPLE – Continued
March 31, 2024 (Unaudited)

useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Shenkman Capital Floating Rate High Income Fund
Actual
Class F	$1,000.00	$1,046.90	$2.92
Institutional Class	$1,000.00	$1,047.00	$2.76

Hypothetical (5% return
before expenses)
Class F	$1,000.00	$1,022.15	$2.88
Institutional Class	$1,000.00	$1,022.30	$2.73

(1)
Shenkman Capital Floating Rate High Income Fund – Class F and Institutional Class expenses are equal to the Fund shares’ annualized expense ratio of 0.57% and 0.54%, respectively, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 4.69% for Class F and 4.70% for the Institutional Class as of March 31, 2024.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Shenkman Capital Short Duration High Income Fund
Actual
Class A	$1,000.00	$1,049.40	$4.92
Class C	$1,000.00	$1,044.70	$8.74
Class F	$1,000.00	$1,049.70	$3.69
Institutional Class	$1,000.00	$1,050.00	$3.33

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,020.20	$4.85
Class C	$1,000.00	$1,016.45	$8.62
Class F	$1,000.00	$1,021.40	$3.64
Institutional Class	$1,000.00	$1,021.75	$3.29

(2)
Shenkman Capital Short Duration High Income Fund – Class A, Class C, Class F, and Institutional Class expenses are equal to the Fund shares’ annualized expense ratio of 0.96%, 1.71%, 0.72% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 4.94% for Class A, 4.47% for Class C, 4.97% for Class F, and 5.00% for the Institutional Class as of March 31, 2024.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2024 (Unaudited)

% Net
TOP TEN HOLDINGS	Assets
Verscend Holding Corp., Senior Secured First Lien,
9.44% (1 mo. SOFR US + 4.00%), 08/27/2025	0.84%
Gen Digital, Inc., 5.00%, 04/15/2025	0.82%
Flutter Financing BV, Senior Secured First Lien,
7.56% (3 mo. SOFR US + 2.25%), 11/29/2030	0.79%
Asurion LLC, Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%), 12/23/2026	0.74%
Alterra Mountain Co., Senior Secured First Lien,
8.94% (1 mo. SOFR US + 3.50%), 08/17/2028	0.67%
Garda World Security Corp., Senior Secured First Lien,
9.58% (3 mo. SOFR US + 4.25%), 02/01/2029	0.64%
Cotiviti, Inc., Senior Secured First Lien, 8.32%, 02/24/2031	0.62%
NRG Energy, Inc., Senior Secured First Lien,
7.33%, 03/27/2031	0.62%
Proofpoint, Inc., Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%), 08/31/2028	0.60%
UKG, Inc., Senior Secured First Lien,
8.81% (3 mo. SOFR US + 3.50%), 02/10/2031	0.60%

The portfolio’s holdings and allocations are subject to change. The top ten holdings presented exclude the money market fund. The percentages are of total net assets as of March 31, 2024.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f)

AEROSPACE & DEFENSE – 1.4%
Apple Bidco LLC,
Senior Secured First Lien,
8.83% (1 mo. SOFR US + 3.50%),
09/25/2028	$630,638	$633,047
Barnes Group, Inc.,
Senior Secured First Lien,
7.83% (1 mo. SOFR US + 2.50%),
08/30/2030	593,020	594,576
Bleriot US Bidco, Inc.,
Senior Secured First Lien,
9.57% (3 mo. SOFR US + 4.00%),
10/31/2028	295,765	297,244
Brown Group Holding LLC,
Senior Secured First Lien
8.31% (3 mo. SOFR US + 3.00%),
07/02/2029	428,206	428,716
8.33% (1 mo. SOFR US + 3.00%),
07/02/2029	270,128	270,449
8.34% (3 mo. SOFR US + 3.00%),
07/02/2029	203,194	203,436
Dynasty Acquisition Co., Inc.,
Senior Secured First Lien,
9.33% (1 mo. SOFR US + 4.00%),
08/24/2028	551,230	552,660
LSF11 Trinity Bidco, Inc.,
Senior Secured First Lien,
9.33% (1 mo. SOFR US + 4.00%),
06/17/2030	391,319	393,276
Standard Aero Ltd.,
Senior Secured First Lien,
9.33% (1 mo. SOFR US + 4.00%),
08/24/2028
	236,810	237,425
		3,610,829

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

AUTO RETAIL – 0.8%
CWGS Group LLC,
Senior Secured First Lien
7.94% (1 mo. SOFR US + 2.50%),
06/05/2028	$505,243	$493,499
7.94% (1 mo. SOFR US + 2.50%),
06/05/2028	33,851	33,064
LS Group OpCo Acquisition LLC,
Senior Secured First Lien,
8.68% (1 mo. SOFR US + 3.25%),
11/02/2027	986,850	989,165
Mavis Tire Express Services Topco Corp.,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
05/04/2028	535,181	536,701
		2,052,429
AUTOMOTIVE – 1.5%
Adient US LLC,
Senior Secured First Lien,
8.08% (1 mo. SOFR US + 2.75%),
01/29/2031	690,000	692,587
American Axle & Manufacturing, Inc.,
Senior Secured First Lien,
8.92% (1 mo. SOFR US + 3.50%),
12/13/2029	732,266	735,011
Autokiniton US Holdings, Inc.,
Senior Secured First Lien,
9.44% (1 mo. SOFR US + 4.00%),
04/06/2028	298,176	299,527
Clarios Global LP,
Senior Secured First Lien,
8.33% (1 mo. SOFR US + 3.00%),
05/06/2030	260,000	260,975
First Brands Group LLC,
Senior Secured First Lien
10.57% (3 mo. SOFR US + 5.00%),
03/30/2027	467,537	468,414
10.57% (3 mo. SOFR US + 5.00%),
03/30/2027	317,545	318,418

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

AUTOMOTIVE – 1.5% – Continued
Garrett LX I Sarl,
Senior Secured First Lien
9.81% (3 mo. SOFR US + 4.50%),
04/28/2028	$160,714	$161,920
9.81% (3 mo. SOFR US + 4.50%),
04/28/2028	107,143	107,946
Phinia, Inc.,
Senior Secured First Lien,
9.43% (Prime Rate + 3.00%), 07/03/2028	267,862	268,114
Tenneco, Inc.,
Senior Secured First Lien
10.42% (3 mo. SOFR US + 5.00%),
11/17/2028	479,646	452,596
10.45% (3 mo. SOFR US + 5.00%),
11/17/2028	1,354	1,278
Thor Industries, Inc.,
Senior Secured First Lien,
8.08% (1 mo. SOFR US + 2.75%),
11/15/2030	363,000	364,588
		4,131,374
BUILDING PRODUCTS – 2.8%
Cornerstone Building Brands, Inc.,
Senior Secured First Lien,
8.68% (1 mo. SOFR US + 3.25%),
04/12/2028	742,744	740,215
CPG International LLC,
Senior Secured First Lien,
7.93% (1 mo. SOFR US + 2.50%),
04/30/2029	262,925	263,706
Fastlane Parent Co., Inc.,
Senior Secured First Lien,
9.83% (1 mo. SOFR US + 4.50%),
09/29/2028	349,245	349,402
Griffon Corp.,
Senior Secured First Lien,
7.75% (3 mo. SOFR US + 2.25%),
01/24/2029	379,671	380,324

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

BUILDING PRODUCTS – 2.8% – Continued
Janus International Group LLC,
Senior Secured First Lien,
8.62% (3 mo. SOFR US + 3.25%),
08/03/2030	$799,980	$803,680
MIWD Holdco II LLC,
Senior Secured First Lien,
8.83%, 03/28/2031 (e)	479,000	481,845
Quikrete Holdings, Inc.,
Senior Secured First Lien
8.07% (1 mo. SOFR US + 2.63%),
01/29/2027	895,391	897,330
7.94%, 03/25/2031 (e)	500,000	500,835
SRS Distribution, Inc.,
Senior Secured First Lien
8.94% (1 mo. SOFR US + 3.50%),
06/05/2028	826,132	832,778
8.68%, 06/05/2028 (e)	149,000	149,709
STS Operating, Inc.,
Senior Secured First Lien,
9.32% (3 mo. SOFR US + 4.00%),
03/25/2031	632,000	634,175
Summit Materials LLC,
Senior Secured First Lien,
7.83% (3 mo. SOFR US + 2.50%),
01/12/2029	524,000	527,210
Tamko Building Products LLC,
Senior Secured First Lien,
8.83% (3 mo. SOFR US + 3.50%),
09/20/2030	454,768	455,336
Verde Purchaser LLC,
Senior Secured First Lien,
10.31% (3 mo. SOFR US + 5.00%),
12/02/2030	360,000	358,427
		7,374,972
CHEMICALS – 3.0%
Axalta Coating Systems US Holdings, Inc.,
Senior Secured First Lien,
7.33% (3 mo. SOFR US + 2.00%),
12/20/2029	781,143	783,233

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

CHEMICALS – 3.0% – Continued
Consolidated Energy Finance SA,
Senior Secured First Lien,
9.83% (1 mo. SOFR US + 4.50%),
11/18/2030	$338,000	$327,544
Discovery Purchaser Corp.,
Senior Secured First Lien
9.71% (3 mo. SOFR US + 4.38%),
10/04/2029	622,567	622,788
9.71% (3 mo. SOFR US + 4.38%),
10/04/2029	1,560	1,561
Ecovyst Catalyst Technologies LLC,
Senior Secured First Lien
7.91% (3 mo. SOFR US + 2.50%),
06/09/2028	252,148	252,344
7.91% (3 mo. SOFR US + 2.50%),
06/09/2028	96,980	97,055
INEOS US Petrochem LLC,
Senior Secured First Lien
8.19% (1 mo. SOFR US + 2.75%),
01/29/2026	282,849	283,273
9.18% (1 mo. SOFR US + 3.75%),
03/01/2030	237,208	237,209
Koppers, Inc., Senior Secured First Lien
8.93% (1 mo. SOFR US + 3.50%),
04/10/2030	145,831	146,378
8.93% (1 mo. SOFR US + 3.50%),
04/10/2030	86,680	87,005
LSF11 A5 HoldCo LLC,
Senior Secured First Lien
8.94% (1 mo. SOFR US + 3.50%),
10/16/2028	450,804	451,536
9.68% (1 mo. SOFR US + 4.25%),
10/16/2028	322,563	323,490
Lummus Technology Holdings V LLC,
Senior Secured First Lien,
8.94% (1 mo. SOFR US + 3.50%),
12/31/2029	588,000	589,411

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

CHEMICALS – 3.0% – Continued
Nouryon USA LLC,
Senior Secured First Lien,
9.42% (1 mo. SOFR US + 4.00%),
04/03/2028	$306,683	$308,089
Olympus Water US Holding Corp.,
Senior Secured First Lien,
9.57% (3 mo. SOFR US + 4.25%),
11/09/2028	283,577	284,819
Polar US Borrower LLC,
Senior Secured First Lien
10.16% (3 mo. SOFR US + 4.75%),
10/15/2025	259,516	197,720
10.16% (3 mo. SOFR US + 4.75%),
10/15/2025	221,794	168,980
SCIH Salt Holdings, Inc.,
Senior Secured First Lien,
9.44% (1 mo. SOFR US + 4.00%),
03/16/2027	792,716	795,060
Sparta US HoldCo LLC,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
08/02/2028	517,098	518,344
Tronox Finance LLC,
Senior Secured First Lien
8.11% (3 mo. SOFR US + 2.50%),
03/13/2028	346,154	346,332
7.94% (1 mo. SOFR US + 2.50%),
03/13/2028	70,154	70,190
Vantage Specialty Chemicals, Inc.,
Senior Secured First Lien,
10.07% (3 mo. SOFR US + 4.75%),
10/26/2026	315,326	312,370
Vibrantz Technologies, Inc.,
Senior Secured First Lien,
9.72% (3 mo. SOFR US + 4.25%),
04/23/2029	407,999	404,468

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

CHEMICALS – 3.0% – Continued
Windsor Holdings III LLC,
Senior Secured First Lien,
9.33% (1 mo. SOFR US + 4.00%),
08/01/2030	$317,205	$318,842
		7,928,041
COMMERCIAL SERVICES – 5.4%
AlixPartners LLP,
Senior Secured First Lien,
7.94% (1 mo. SOFR US + 2.50%),
02/04/2028	1,192,196	1,195,027
Allied Universal Holdco LLC,
Senior Secured First Lien,
10.08% (1 mo. SOFR US + 4.75%),
05/15/2028	442,775	444,593
American Auto Auction Group LLC,
Senior Secured First Lien,
10.46% (3 mo. SOFR US + 5.00%),
12/30/2027	542,259	540,057
Apex Group Treasury LLC,
Senior Secured First Lien,
9.33% (3 mo. SOFR US + 3.75%),
07/27/2028	403,150	403,402
Aramark Services, Inc.,
Senior Secured First Lien
7.19% (1 mo. SOFR US + 1.75%),
01/15/2027	398,000	398,348
7.95% (1 mo. SOFR US + 2.50%),
06/24/2030	455,706	456,419
Camelot US Acquisition LLC,
Senior Secured First Lien
8.08% (1 mo. SOFR US + 2.75%),
01/31/2031	317,116	317,354
8.08% (1 mo. SOFR US + 2.75%),
01/31/2031	73,920	73,975
8.08% (1 mo. SOFR US + 2.75%),
01/31/2031	6,283	6,288

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

COMMERCIAL SERVICES – 5.4% – Continued
Deerfield Dakota Holding LLC,
Senior Secured First Lien,
9.06% (3 mo. SOFR US + 3.75%),
04/09/2027	$1,216,290	$1,211,814
Dun & Bradstreet Corp.,
Senior Secured First Lien,
8.08% (1 mo. SOFR US + 2.75%),
01/18/2029	396,489	396,860
EAB Global, Inc.,
Senior Secured First Lien,
8.94% (1 mo. SOFR US + 3.50%),
08/16/2028	490,138	490,996
Foundever Worldwide Corp.,
Senior Secured First Lien,
9.19%, 08/28/2028 (e)	309,000	266,513
Galaxy US Opco, Inc.,
Senior Secured First Lien
10.06% (3 mo. SOFR US + 4.75%),
04/30/2029	237,352	215,397
10.06% (3 mo. SOFR US + 4.75%),
04/30/2029	115,186	104,531
Garda World Security Corp.,
Senior Secured First Lien,
9.58% (3 mo. SOFR US + 4.25%),
02/01/2029	1,729,000	1,734,412
HomeServe USA Corp.,
Senior Secured First Lien,
8.33% (1 mo. SOFR US + 3.00%),
10/21/2030	358,000	359,298
Iron Mountain, Inc.,
Senior Secured First Lien
7.19% (1 mo. SOFR US + 1.75%),
01/02/2026	526,201	526,419
7.58% (1 mo. SOFR US + 2.25%),
01/31/2031	556,568	553,321
Isolved, Inc.,
Senior Secured First Lien,
9.48% (6 mo. SOFR US + 4.00%),
10/05/2030	428,925	432,009

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

COMMERCIAL SERVICES – 5.4% – Continued
OMNIA Partners LLC,
Senior Secured First Lien,
9.07% (3 mo. SOFR US + 3.75%),
07/25/2030	$602,490	$605,972
Planet US Buyer LLC,
Senior Secured First Lien,
8.81% (3 mo. SOFR US + 3.50%),
02/10/2031	796,000	799,534
Pre-Paid Legal Services, Inc.,
Senior Secured First Lien,
9.19% (1 mo. SOFR US + 3.75%),
12/15/2028	661,401	659,096
Saphilux Sarl,
Senior Secured First Lien,
9.39% (1 mo. SOFR US + 4.00%),
07/27/2028	365,085	366,797
SS&C Technologies, Inc.,
Senior Secured First Lien
7.68% (1 mo. SOFR US + 2.25%),
03/22/2029	373,194	374,041
7.68% (1 mo. SOFR US + 2.25%),
03/22/2029	193,650	194,090
Tempo Acquisition LLC,
Senior Secured First Lien,
8.08% (1 mo. SOFR US + 2.75%),
08/31/2028	74,438	74,757
Vestis Corp.,
Senior Secured First Lien,
7.58% (3 mo. SOFR US + 2.25%),
02/24/2031	657,000	657,821
VT Topco, Inc.,
Senior Secured First Lien,
9.58% (1 mo. SOFR US + 4.25%),
08/12/2030	578,271	580,543
		14,439,684

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

CONSTRUCTION & ENGINEERING – 2.2%
Amentum Government Services Holdings LLC,
Senior Secured First Lien
9.44% (1 mo. SOFR US + 4.00%),
01/31/2027	$612,667	$614,964
9.44% (1 mo. SOFR US + 4.00%),
01/31/2027	308,446	309,603
9.33% (1 mo. SOFR US + 4.00%),
02/15/2029	296,884	297,935
American Residential Services LLC,
Senior Secured First Lien,
9.07% (3 mo. SOFR US + 3.50%),
10/15/2027	656,933	657,346
APi Group, Inc.,
Senior Secured First Lien,
7.69% (1 mo. SOFR US + 2.25%),
10/01/2026	519,910	521,332
Artera Services LLC,
Senior Secured First Lien,
9.81% (3 mo. SOFR US + 4.50%),
02/10/2031	408,000	410,040
Brand Industrial Services, Inc.,
Senior Secured First Lien,
10.81% (3 mo. SOFR US + 5.50%),
08/01/2030	830,825	835,424
Centuri Group, Inc.,
Senior Secured First Lien
7.94% (1 mo. SOFR US + 2.50%),
08/28/2028	657,863	659,096
10.00% (Prime Rate + 1.50%),
08/28/2028	1,900	1,903
Tecta America Corp.,
Senior Secured First Lien
9.44% (1 mo. SOFR US + 4.00%),
04/10/2028	681,656	684,267
9.69% (1 mo. SOFR US + 4.25%),
04/10/2028	211,935	212,747
Tiger Acquisition LLC,
Senior Secured First Lien,
8.68% (1 mo. SOFR US + 3.25%),
06/01/2028	580,125	575,980
		5,780,637

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

CONSUMER DISCRETIONARY – 2.0%
Champ Acquisition Corp.,
Senior Secured First Lien,
11.11% (3 mo. SOFR US + 5.50%),
12/22/2025	$155,578	$156,210
Fugue Finance LLC,
Senior Secured First Lien,
9.34% (3 mo. SOFR US + 4.00%),
01/26/2028	442,907	444,499
Hanesbrands, Inc., Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
03/08/2030	500,940	501,489
KUEHG Corp., Senior Secured First Lien,
10.35% (3 mo. SOFR US + 5.00%),
06/12/2030	352,740	354,153
Learning Care Group US No 2, Inc.,
Senior Secured First Lien
10.09% (3 mo. SOFR US + 4.75%),
08/11/2028	38,750	38,879
10.06% (3 mo. SOFR US + 4.75%),
08/11/2028	38,750	38,879
10.07% (3 mo. SOFR US + 4.75%),
08/11/2028	68,889	69,119
10.06% (3 mo. SOFR US + 4.75%),
08/11/2028	7,836	7,862
Prometric Holdings, Inc.,
Senior Secured First Lien,
10.69% (1 mo. SOFR US + 5.25%),
01/29/2025	722,190	722,945
Renaissance Holdings Corp.,
Senior Secured First Lien,
9.58% (1 mo. SOFR US + 4.25%),
04/08/2030	726,355	728,624
Samsonite IP Holdings Sarl,
Senior Secured First Lien,
8.08% (1 mo. SOFR US + 2.75%),
06/09/2030	378,143	379,799
Spring Education Group, Inc.,
Senior Secured First Lien,
9.81% (3 mo. SOFR US + 4.50%),
10/04/2030	360,098	362,033

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

CONSUMER DISCRETIONARY – 2.0% – Continued
Tory Burch LLC,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
04/17/2028	$364,688	$364,622
Wand NewCo 3, Inc.,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
01/30/2031	1,085,000	1,089,324
WW International, Inc.,
Senior Secured First Lien,
8.94% (1 mo. SOFR US + 3.50%),
04/13/2028	273,415	122,011
		5,380,448
CONSUMER NON-DISCRETIONARY – 0.3%
Kronos Acquisition Holdings, Inc.,
Senior Secured First Lien
9.36% (3 mo. SOFR US + 3.75%),
12/22/2026	532,485	533,785
9.36% (3 mo. SOFR US + 3.75%),
12/22/2026	227,002	227,556
		761,341
ENVIRONMENTAL SERVICES – 1.8%
Action Environmental Group, Inc.,
Senior Secured First Lien
9.82% (3 mo. SOFR US + 4.50%),
10/24/2030	511,000	512,278
9.82%, 10/24/2030 (e)(h)	77,000	77,193
Belfor Holdings, Inc.,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
11/04/2030	942,089	947,977
Brightview Landscapes LLC,
Senior Secured First Lien,
8.31% (3 mo. SOFR US + 3.00%),
04/20/2029	466,785	467,952

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

ENVIRONMENTAL SERVICES – 1.8% – Continued
Covanta Holding Corp.,
Senior Secured First Lien
8.07% (1 mo. SOFR US + 2.75%),
11/30/2028	$420,908	$421,321
7.83% (1 mo. SOFR US + 2.50%),
11/30/2028	343,843	343,521
7.83% (1 mo. SOFR US + 2.50%),
11/30/2028	26,282	26,257
8.07% (1 mo. SOFR US + 2.75%),
11/30/2028	23,000	23,023
GFL Environmental, Inc.,
Senior Secured First Lien,
7.82% (3 mo. SOFR US + 2.50%),
05/28/2027	657,780	661,072
JFL-Tiger Acquisition Co., Inc.,
Senior Secured First Lien,
10.32% (3 mo. SOFR US + 5.00%),
10/17/2030	425,933	427,596
Win Waste Innovations Holdings, Inc.,
Senior Secured First Lien,
8.19% (1 mo. SOFR US + 2.75%),
03/27/2028	992,161	927,388
		4,835,578
FINANCIALS: BANKS – 0.1%
EnergySolutions LLC,
Senior Secured First Lien,
9.31% (3 mo. SOFR US + 4.00%),
09/23/2030	360,190	361,924

FINANCIALS: DIVERSIFIED – 4.2%
Amynta Agency Borrower, Inc.,
Senior Secured First Lien
9.58% (1 mo. SOFR US + 4.25%),
02/28/2028	241,765	242,949
9.58% (1 mo. SOFR US + 4.25%),
02/28/2028	84,772	85,187
Ascensus Holdings, Inc.,
Senior Secured First Lien,
8.94% (1 mo. SOFR US + 3.50%),
08/02/2028	788,930	787,057

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

FINANCIALS: DIVERSIFIED – 4.2% – Continued
Avolon TLB Borrower 1 US LLC,
Senior Secured First Lien,
7.33% (1 mo. SOFR US + 2.00%),
06/22/2028	$905,541	$906,819
Blackhawk Network Holdings, Inc.,
Senior Secured First Lien,
10.32% (1 mo. SOFR US + 5.00%),
03/12/2029	328,000	328,941
Boost Newco Borrower LLC,
Senior Secured First Lien,
8.31% (3 mo. SOFR US + 3.00%),
01/31/2031	952,000	956,566
Castlelake Aviation One DAC,
Senior Secured First Lien
7.83% (3 mo. SOFR US + 2.50%),
10/22/2026	527,923	528,615
8.42% (3 mo. LIBOR US + 2.75%),
10/22/2026 (a)	675	676
8.08% (3 mo. SOFR US + 2.75%),
10/22/2027	519,425	520,292
Citco Funding LLC,
Senior Secured First Lien,
8.67% (6 mo. SOFR US + 3.50%),
04/27/2028	427,490	429,093
Citco Group Ltd.,
Senior Secured First Lien,
8.42% (6 mo. SOFR US + 3.25%),
04/27/2028	248,750	249,644
Edelman Financial Engines Center LLC,
Senior Secured Second Lien,
12.19% (1 mo. SOFR US + 6.75%),
07/20/2026	815,000	820,351
Edelman Financial Engines Center LLC/The,
Senior Secured First Lien,
8.94% (1 mo. SOFR US + 3.50%),
04/07/2028	445,564	446,163
Focus Financial Partners LLC,
Senior Secured First Lien,
8.08% (1 mo. SOFR US + 2.75%),
06/30/2028	750,950	749,426

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

FINANCIALS: DIVERSIFIED – 4.2% – Continued
Jane Street Group LLC,
Senior Secured First Lien,
7.94% (1 mo. SOFR US + 2.50%),
01/26/2028	$71,814	$71,931
Lakeland Holdings LLC,
Senior Unsecured First Lien
8.00%, 09/27/2027	225,670	124,118
8.00%, 09/27/2027	107,661	59,213
MoneyGram International, Inc.,
Senior Secured First Lien,
10.84% (3 mo. SOFR US + 5.50%),
06/03/2030	266,405	264,573
NAB Holdings LLC,
Senior Secured First Lien,
8.21% (3 mo. SOFR US + 2.75%),
11/23/2028	494,319	494,358
Nuvei Technologies Corp.,
Senior Secured First Lien,
8.43% (1 mo. SOFR US + 3.00%),
12/19/2030	596,000	598,110
VFH Parent LLC,
Senior Secured First Lien,
8.43% (1 mo. SOFR US + 3.00%),
01/16/2029	513,884	513,884
WEX, Inc.,
Senior Secured First Lien,
7.33% (1 mo. SOFR US + 2.00%),
04/03/2028	695,490	695,987
WMB Holdings, Inc.,
Senior Secured First Lien
7.93% (1 mo. SOFR US + 2.50%),
11/03/2027	396,459	395,467
8.08% (1 mo. SOFR US + 2.75%),
11/05/2029	476,830	478,420
Zelis Payments Buyer, Inc.,
Senior Secured First Lien,
8.07% (1 mo. SOFR US + 2.75%),
09/28/2029	663,000	663,736
		11,411,576

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

FINANCIALS: INSURANCE – 4.2%
Acrisure LLC,
Senior Secured First Lien
8.94% (1 mo. Synthetic LIBOR US +
3.50%), 02/15/2027 (a)	$888,373	$888,928
9.69% (1 mo. Synthetic LIBOR US +
4.25%), 02/15/2027 (a)	259,038	260,171
AssuredPartners, Inc.,
Senior Secured First Lien
8.94% (1 mo. SOFR US + 3.50%),
02/12/2027	628,709	630,067
8.94% (1 mo. SOFR US + 3.50%),
02/12/2027	354,963	355,672
Asurion LLC,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
12/23/2026	2,019,310	1,983,244
BroadStreet Partners, Inc.,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
01/26/2029	320,467	321,789
HUB International Ltd.,
Senior Secured First Lien,
8.57% (3 mo. SOFR US + 3.25%),
06/20/2030	1,301,000	1,302,945
Jones Deslauriers Insurance Management, Inc.,
Senior Secured First Lien,
8.80% (3 mo. SOFR US + 3.50%),
03/15/2030	367,000	367,459
NFP Corp.,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
02/13/2027	1,184,200	1,187,012
OneDigital Borrower LLC,
Senior Secured First Lien,
9.68% (1 mo. SOFR US + 4.25%),
11/16/2027	293,646	294,014
Truist Insurance Holdings LLC,
Senior Secured First Lien,
8.58%, 03/24/2031 (e)	1,447,000	1,446,393

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

FINANCIALS: INSURANCE – 4.2% – Continued
Truist Insurance Holdings LLC,
Senior Secured Second Lien,
10.07%, 03/08/2032 (e)	$505,000	$508,841
USI, Inc./NY,
Senior Secured First Lien
8.35% (3 mo. SOFR US + 3.00%),
11/22/2029	943,511	945,082
8.60% (3 mo. SOFR US + 3.25%),
09/27/2030	428,105	428,940
8.60% (3 mo. SOFR US + 3.25%),
09/27/2030	312,175	312,784
		11,233,341
FOOD & BEVERAGE – 1.2%
BCPE Empire Holdings, Inc.,
Senior Secured First Lien,
9.33% (1 mo. SOFR US + 4.00%),
12/25/2028	666,730	668,230
Delivery Hero Finco LLC,
Senior Secured First Lien,
10.57%, (3 mo. SOFR US + 5.00%),
12/12/2029	481,000	478,595
Froneri US, Inc.,
Senior Secured First Lien
7.68% (1 mo. SOFR US + 2.25%),
02/01/2027	271,435	271,886
7.68% (1 mo. SOFR US + 2.25%),
02/01/2027	123,514	123,719
Pegasus Bidco BV,
Senior Secured First Lien,
9.06% (3 mo. SOFR US + 3.75%),
07/12/2029	529,898	530,783
Saratoga Food Specialties LLC,
Senior Secured First Lien,
9.07% (1 mo. SOFR US + 3.75%),
03/01/2029	380,000	381,189
The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

FOOD & BEVERAGE – 1.2% – Continued
Triton Water Holdings, Inc.,
Senior Secured First Lien,
8.86% (3 mo. SOFR US + 3.25%),
03/31/2028	$819,278	$811,704
		3,266,106
HEALTHCARE: EQUIPMENT & SUPPLIES – 2.4%
AthenaHealth Group, Inc.,
Senior Secured First Lien,
8.58% (1 mo. SOFR US + 3.25%),
02/15/2029	746,970	741,778
Azalea Topco, Inc.,
Senior Secured First Lien
9.18% (1 mo. SOFR US + 3.75%),
07/25/2026	349,769	348,458
8.94% (1 mo. SOFR US + 3.50%),
07/25/2026	217,023	216,164
9.19% (1 mo. SOFR US + 3.75%),
07/25/2026	108,297	107,688
Bausch + Lomb Corp.,
Senior Secured First Lien,
8.68% (1 mo. SOFR US + 3.25%),
05/10/2027	584	578
Covetrus, Inc.,
Senior Secured First Lien,
10.31% (3 mo. SOFR US + 5.00%),
10/15/2029	232,650	233,215
Gainwell Acquisition Corp.,
Senior Secured First Lien,
9.41% (3 mo. SOFR US + 4.00%),
10/01/2027	947,123	907,699
Insulet Corp.,
Senior Secured First Lien,
8.33% (1 mo. SOFR US + 3.00%),
05/04/2028	758,550	761,156
Medline Borrower LP,
Senior Secured First Lien,
8.44% (1 mo. SOFR US + 3.00%),
10/23/2028	1,598,492	1,603,759

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

HEALTHCARE: EQUIPMENT & SUPPLIES – 2.4% – Continued
Waystar Technologies, Inc.,
Senior Secured First Lien,
9.33% (1 mo. SOFR US + 4.00%),
10/23/2029	$1,550,000	$1,555,813
		6,476,308
HEALTHCARE: FACILITIES – 3.3%
ADMI Corp.,
Senior Secured First Lien,
9.19% (1 mo. SOFR US + 3.75%),
12/23/2027	416,308	403,038
CHG Healthcare Services, Inc.,
Senior Secured First Lien
8.69% (1 mo. SOFR US + 3.25%),
09/29/2028	293,747	294,328
9.09% (3 mo. SOFR US + 3.75%),
10/02/2028	356,657	357,996
9.08% (1 mo. SOFR US + 3.75%),
10/02/2028	32,671	32,794
Electron Bidco, Inc.,
Senior Secured First Lien,
8.44% (1 mo. SOFR US + 3.00%),
11/01/2028	952,396	955,444
Global Medical Response, Inc.,
Senior Secured First Lien,
9.89% (3 mo. SOFR US + 4.25%),
03/14/2025	568,000	531,909
Heartland Dental LLC,
Senior Secured First Lien,
10.33% (1 mo. SOFR US + 5.00%),
04/30/2028	674,216	676,451
Inception Finco Sarl,
Senior Secured First Lien,
9.83%, 03/17/2031 (e)	570,000	570,357
Option Care Health, Inc.,
Senior Secured First Lien,
8.19% (1 mo. SOFR US + 2.75%),
10/27/2028	1,039,385	1,043,802

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

HEALTHCARE: FACILITIES – 3.3% – Continued
Pacific Dental Services LLC,
Senior Secured First Lien,
8.58%, 03/07/2031 (e)	$480,000	$480,701
Pluto Acquisition I, Inc.,
Senior Secured First Lien
10.69% (6 mo. SOFR US + 5.50%),
06/20/2028	90,065	91,472
10.69% (6 mo. SOFR US + 5.50%),
06/20/2028	1,801	1,829
9.32% (3 mo. SOFR US + 4.00%),
09/20/2028	406,765	357,953
Select Medical Corp.,
Senior Secured First Lien,
8.33% (1 mo. SOFR US + 3.00%),
03/05/2027	704,285	706,268
Sotera Health Holdings LLC,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
12/14/2026	322,563	322,363
Surgery Center Holdings, Inc.,
Senior Secured First Lien,
8.83% (1 mo. SOFR US + 3.50%),
12/19/2030	1,306,000	1,313,711
US Radiology Specialists, Inc.,
Senior Secured First Lien,
10.75% (3 mo. SOFR US + 5.25%),
12/15/2027	526,620	528,266
Western Dental Services, Inc.,
Senior Secured First Lien
10.10% (3 mo. SOFR US + 4.50%),
08/18/2028	304,238	189,134
10.10% (3 mo. SOFR US + 4.50%),
08/18/2028	31,081	19,322
		8,877,138

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

HEALTHCARE: LIFE SCIENCES – 2.0%
Avantor Funding, Inc.,
Senior Secured First Lien,
7.68% (1 mo. SOFR US + 2.25%),
11/08/2027	$1,308,558	$1,312,051
Cambrex Corp.,
Senior Secured First Lien,
8.93% (1 mo. SOFR US + 3.50%),
12/07/2026	404,675	394,643
Catalent Pharma Solutions, Inc.,
Senior Secured First Lien,
8.33% (1 mo. SOFR US + 3.00%),
02/22/2028	522,000	523,958
Curia Global, Inc.,
Senior Secured First Lien,
9.16% (3 mo. SOFR US + 3.75%),
08/28/2026	707,284	675,566
ICON Luxembourg Sarl,
Senior Secured First Lien
7.33% (1 mo. SOFR US + 2.00%),
07/03/2028	730,502	733,117
7.33% (1 mo. SOFR US + 2.00%),
07/03/2028	182,005	182,657
Phoenix Newco, Inc.,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
11/15/2028	616,483	618,585
Star Parent, Inc.,
Senior Secured First Lien,
9.35% (3 mo. SOFR US + 4.00%),
09/30/2030	1,057,250	1,052,033
		5,492,610
HEALTHCARE: MANAGED HEALTH CARE – 1.6%
Charlotte Buyer, Inc.,
Senior Secured First Lien,
10.57% (1 mo. SOFR US + 5.25%),
02/11/2028	285,554	286,836

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

HEALTHCARE: MANAGED HEALTH CARE – 1.6% – Continued
Cotiviti, Inc.,
Senior Secured First Lien,
8.32%, 02/24/2031 (e)	$1,660,000	$1,657,925
Verscend Holding Corp.,
Senior Secured First Lien,
9.44% (1 mo. SOFR US + 4.00%),
08/27/2025	2,242,996	2,245,800
		4,190,561
HEALTHCARE: PHARMA & BIOTECH – 1.3%
Elanco Animal Health, Inc.,
Senior Secured First Lien,
7.18% (1 mo. SOFR US + 1.75%),
08/02/2027	402,875	401,900
Financiere Mendel SASU,
Senior Secured First Lien,
9.56% (3 mo. SOFR US + 4.25%),
11/11/2030	672,000	674,352
Grifols Worldwide Operations USA, Inc.,
Senior Secured First Lien,
7.46% (3 mo. SOFR US + 2.00%),
11/15/2027	339,115	329,089
Jazz Financing Lux Sarl,
Senior Secured First Lien,
8.44% (1 mo. SOFR US + 3.00%),
05/05/2028	1,538,046	1,547,659
Perrigo Investments LLC,
Senior Secured First Lien,
7.68% (1 mo. SOFR US + 2.25%),
04/20/2029	654,339	653,250
		3,606,250
INDUSTRIAL MACHINERY – 4.5%
AI Aqua Merger Sub, Inc.,
Senior Secured First Lien,
9.07% (1 mo. SOFR US + 3.75%),
07/31/2028	1,149,795	1,153,153

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

INDUSTRIAL MACHINERY – 4.5% – Continued
Ali Group North America Corp.,
Senior Secured First Lien,
7.44% (1 mo. SOFR US + 2.00%),
07/23/2029	$548,278	$549,051
AZZ, Inc.,
Senior Secured First Lien
8.58% (1 mo. SOFR US + 3.25%),
05/11/2029	292,128	293,845
8.58% (1 mo. SOFR US + 3.25%),
05/11/2029	220,276	221,570
Chart Industries, Inc.,
Senior Secured First Lien,
8.67% (1 mo. SOFR US + 3.25%),
03/18/2030	851,627	855,174
Columbus McKinnon Corp./NY,
Senior Secured First Lien,
7.81% (3 mo. SOFR US + 2.50%),
05/15/2028	551,206	553,273
CPM Holdings, Inc.,
Senior Secured First Lien,
9.83% (1 mo. SOFR US + 4.50%),
09/28/2028	265,335	266,022
Crosby US Acquisition Corp.,
Senior Secured First Lien,
9.32% (1 mo. SOFR US + 4.00%),
08/16/2029	496,755	500,118
Doosan Bobcat North America, Inc.,
Senior Secured First Lien,
7.95% (3 mo. SOFR US + 2.50%),
04/20/2029	388,921	389,893
Filtration Group Corp.,
Senior Secured First Lien
8.94% (1 mo. SOFR US + 3.50%),
10/21/2028	265,539	266,453
9.69% (1 mo. SOFR US + 4.25%),
10/24/2028	405,900	407,651

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

INDUSTRIAL MACHINERY – 4.5% – Continued
Gates Global LLC,
Senior Secured First Lien
7.93% (1 mo. SOFR US + 2.50%),
03/31/2027	$243,854	$244,569
8.33% (1 mo. SOFR US + 3.00%),
11/16/2029	519,095	521,413
LSF12 Badger Bidco LLC,
Senior Secured First Lien,
11.33% (1 mo. SOFR US + 6.00%),
07/10/2030	399,998	402,249
Madison IAQ LLC,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
06/21/2028	594,198	594,043
Oregon Tool Holdings, Inc.,
Senior Secured First Lien,
9.61% (3 mo. SOFR US + 4.00%),
10/16/2028	409,470	371,389
PG Investment Co. 59 Sarl,
Senior Secured First Lien,
8.82% (3 mo. SOFR US + 3.50%),
03/24/2031	540,000	541,688
Pro Mach Group, Inc.,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
08/31/2028	967,536	972,098
Roper Industrial Products Investment Co.,
Senior Secured First Lien,
9.35% (3 mo. SOFR US + 4.00%),
11/22/2029	536,594	540,395
TK Elevator US Newco, Inc.,
Senior Secured First Lien,
8.32%, 4/15/2030 (e)	799,000	802,607
Vertiv Group Corp.,
Senior Secured First Lien,
7.94% (1 mo. SOFR US + 2.50%),
03/02/2027	567,261	569,121

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

INDUSTRIAL MACHINERY – 4.5% – Continued
Wec US Holdings Ltd.,
Senior Secured First Lien,
8.08% (1 mo. SOFR US + 2.75%),
01/27/2031	$1,202,720	$1,202,721
		12,218,496
LEISURE: CASINOS & GAMING – 3.7%
888 Acquisitions LLC,
Senior Secured First Lien,
10.58% (6 mo. SOFR US + 5.25%),
07/01/2028	689,946	687,876
Aristocrat Technologies, Inc.,
Senior Secured First Lien,
7.66% (3 mo. SOFR US + 2.25%),
05/24/2029	224,143	224,943
Bally’s Corp.,
Senior Secured First Lien,
8.83% (3 mo. SOFR US + 3.25%),
10/02/2028	414,575	390,304
Caesars Entertainment, Inc.,
Senior Secured First Lien
8.66% (3 mo. SOFR US + 3.25%),
02/06/2030	705,870	708,764
8.04% (3 mo. SOFR US + 2.75%),
02/06/2031	565,000	566,147
Entain Holdings Gibraltar Ltd.,
Senior Secured First Lien
7.91% (3 mo. SOFR US + 2.50%),
03/16/2027	726,458	728,350
8.91% (3 mo. SOFR US + 3.50%),
10/31/2029	1,057,180	1,062,793
Everi Holdings, Inc.,
Senior Secured First Lien,
7.94% (1 mo. SOFR US + 2.50%),
08/03/2028	449,888	451,381
Fertitta Entertainment LLC/NV,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
01/29/2029	801,823	804,666

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

LEISURE: CASINOS & GAMING – 3.7% – Continued
Flutter Financing BV,
Senior Secured First Lien,
7.56% (3 mo. SOFR US + 2.25%),
11/29/2030	$2,121,683	$2,126,415
Light & Wonder International, Inc.,
Senior Secured First Lien,
8.08% (1 mo. SOFR US + 2.75%),
04/16/2029	854,980	857,887
Ontario Gaming GTA LP,
Senior Secured First Lien,
9.56% (3 mo. SOFR US + 4.25%),
08/01/2030	736,155	739,574
Penn Entertainment, Inc.,
Senior Secured First Lien,
8.18% (1 mo. SOFR US + 2.75%),
05/03/2029	587,976	589,263
		9,938,363
LEISURE: HOTELS – 2.8%
Alterra Mountain Co.,
Senior Secured First Lien,
8.94% (1 mo. SOFR US + 3.50%),
08/17/2028	1,786,568	1,796,250
Carnival Corp.,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
10/18/2028	479,953	481,203
Herschend Entertainment Co. LLC,
Senior Secured First Lien,
8.33% (1 mo. SOFR US + 3.00%),
08/28/2028	790,660	793,954
Hilton Domestic Operating Co., Inc.,
Senior Secured First Lien,
7.18% (1 mo. SOFR US + 1.75%),
06/21/2028	524,000	525,535

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

LEISURE: HOTELS – 2.8% – Continued
Hilton Grand Vacations Borrower LLC,
Senior Secured First Lien
8.19% (1 mo. SOFR US + 2.75%),
08/02/2028	$432,900	$433,894
8.08% (1 mo. SOFR US + 2.75%),
01/17/2031	906,000	908,691
Marriott Ownership Resorts, Inc.,
Senior Secured First Lien,
7.57% (1 mo. SOFR US + 2.25%),
03/17/2031	729,000	727,178
RHP Hotel Properties LP,
Senior Secured First Lien,
8.08% (1 mo. SOFR US + 2.75%),
05/20/2030	373,282	374,075
Sabre GLBL, Inc.,
Senior Secured First Lien
8.94% (1 mo. SOFR US + 3.50%),
12/17/2027	143,000	121,958
8.94% (1 mo. SOFR US + 3.50%),
12/17/2027	90,766	77,410
10.43% (1 mo. SOFR US + 5.00%),
06/30/2028	465,000	408,038
9.68% (1 mo. SOFR US + 4.25%),
06/30/2028	78,000	67,438
Travel + Leisure Co.,
Senior Secured First Lien,
8.68% (1 mo. SOFR US + 3.25%),
12/14/2029	502,740	504,500
Wyndham Hotels & Resorts, Inc.,
Senior Secured First Lien,
7.68% (1 mo. SOFR US + 2.25%),
05/28/2030	374,173	375,927
		7,596,051
LEISURE: RESTAURANTS – 1.4%
BCPE Grill Parent, Inc.,
Senior Secured First Lien,
10.08% (1 mo. SOFR US + 4.75%),
09/30/2030	267,330	265,778

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

LEISURE: RESTAURANTS – 1.4% – Continued
Dave & Buster’s, Inc.,
Senior Secured First Lien,
8.63% (1 mo. SOFR US + 3.25%),
06/29/2029	$664,485	$666,273
IRB Holding Corp.,
Senior Secured First Lien,
8.18% (1 mo. SOFR US + 2.75%),
12/15/2027	1,557,670	1,559,867
Tacala Investment Corp.,
Senior Secured First Lien,
9.33% (1 mo. SOFR US + 4.00%),
01/31/2031	528,000	529,156
Whatabrands LLC,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
08/03/2028	660,678	661,838
		3,682,912
MEDIA: BROADCASTING – 0.6%
Hubbard Radio LLC,
Senior Secured First Lien,
9.70% (1 mo. Synthetic LIBOR US +
4.25%), 04/30/2025 (a)	457,988	305,707
Nexstar Media, Inc.,
Senior Secured First Lien,
7.94% (1 mo. SOFR US + 2.50%),
09/18/2026	700,890	701,864
Univision Communications, Inc.,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
03/24/2026	662,589	664,153
		1,671,724
MEDIA: CABLE & SATELLITE – 2.1%
Charter Communications Operating LLC,
Senior Secured First Lien
7.08% (3 mo. SOFR US + 1.75%),
02/01/2027	664,766	665,357
7.08% (3 mo. SOFR US + 1.75%),
02/01/2027	1,745	1,746

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

MEDIA: CABLE & SATELLITE – 2.1% – Continued
Connect Finco SARL,
Senior Secured First Lien,
8.83% (1 mo. SOFR US + 3.50%),
12/11/2026	$431,241	$431,342
Coral-US Co.-Borrower LLC,
Senior Secured First Lien,
7.69% (1 mo. SOFR US + 2.25%),
01/31/2028	585,000	577,825
CSC Holdings LLC,
Senior Secured First Lien,
9.83% (1 mo. SOFR US + 4.50%),
01/18/2028	609,810	587,894
Directv Financing LLC,
Senior Secured First Lien,
10.44% (1 mo. SOFR US + 5.00%),
08/02/2027	309,275	310,048
Iridium Satellite LLC,
Senior Secured First Lien,
7.83% (1 mo. SOFR US + 2.50%),
09/20/2030	834,114	834,811
Radiate Holdco LLC,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
09/25/2026	555,659	466,754
Telenet Financing USD LLC,
Senior Secured First Lien,
7.44% (1 mo. SOFR US + 2.00%),
04/28/2028	407,000	396,654
Telesat LLC,
Senior Secured First Lien,
8.35% (3 mo. SOFR US + 2.75%),
12/07/2026	517,907	315,115
Virgin Media Bristol LLC,
Senior Secured First Lien,
7.94% (1 mo. SOFR US + 2.50%),
01/31/2028	630,000	621,419
Xplornet Communications, Inc.,
Senior Secured First Lien,
9.57% (3 mo. SOFR US + 4.00%),
10/02/2028	684,745	326,004
		5,534,969

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

MEDIA: DIVERSIFIED – 1.7%
Abe Investment Holdings, Inc.,
Senior Secured First Lien,
9.91% (3 mo. SOFR US + 4.50%),
02/19/2026	$844,490	$845,545
ABG Intermediate Holdings 2 LLC,
Senior Secured First Lien,
8.93% (1 mo. SOFR US + 3.50%),
12/21/2028	465,861	468,190
AP Core Holdings II LLC,
Senior Secured First Lien,
10.94% (1 mo. SOFR US + 5.50%),
09/01/2027	271,000	265,919
Arches Buyer, Inc.,
Senior Secured First Lien,
8.68% (1 mo. SOFR US + 3.25%),
12/06/2027	405,670	393,867
Buzz Finco LLC,
Senior Secured First Lien,
8.18% (1 mo. SOFR US + 2.75%),
01/29/2027	604,800	606,881
Indy US Bidco LLC,
Senior Secured First Lien
9.08% (1 mo. SOFR US + 3.75%),
03/06/2028	178,635	172,532
9.08% (1 mo. SOFR US + 3.75%),
03/06/2028	103,356	99,825
Indy US Holdco LLC,
Senior Secured First Lien
11.58% (1 mo. SOFR US + 6.25%),
03/06/2028	366,068	364,924
11.58% (1 mo. SOFR US + 6.25%),
03/06/2028	265,758	264,927
McGraw-Hill Education, Inc.,
Senior Secured First Lien,
10.19% (1 mo. SOFR US + 4.75%),
07/31/2028	726,276	728,480
Neptune Bidco US, Inc.,
Senior Secured First Lien,
10.17%, 10/11/2028 (e)	385,000	353,651
		4,564,741

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

MEDIA: ENTERTAINMENT – 2.3%
Cirque Du Soleil Holding USA Newco, Inc.,
Senior Secured First Lien
9.60% (3 mo. SOFR US + 4.25%),
03/08/2030	$419,379	$419,956
9.60% (3 mo. SOFR US + 4.25%),
03/08/2030	249,196	249,539
Creative Artists Agency LLC,
Senior Secured First Lien,
8.58% (1 mo. SOFR US + 3.25%),
11/27/2028	769,035	771,439
Delta 2 Lux Sarl,
Senior Secured First Lien,
7.60% (3 mo. SOFR US + 2.25%),
01/15/2030	850,000	851,912
Hoya Midco LLC,
Senior Secured First Lien,
8.56% (3 mo. SOFR US + 3.25%),
02/05/2029	554,590	555,979
Live Nation Entertainment, Inc.,
Senior Secured First Lien,
7.18% (1 mo. SOFR US + 1.75%),
10/19/2026	923,167	923,909
StubHub Holdco Sub LLC,
Senior Secured First Lien,
10.08% (1 mo. SOFR US + 4.75%),
03/12/2030	785,245	787,369
UFC Holdings LLC,
Senior Secured First Lien,
8.34% (3 mo. SOFR US + 2.75%),
04/29/2026	731,533	733,465
William Morris Endeavor Entertainment LLC,
Senior Secured First Lien
8.19% (1 mo. SOFR US + 2.75%),
05/19/2025	584,657	584,970
8.19% (1 mo. SOFR US + 2.75%),
05/19/2025	286,969	287,123
8.19% (1 mo. SOFR US + 2.75%),
05/19/2025	53,372	53,401
8.19% (1 mo. SOFR US + 2.75%),
05/19/2025	26,197	26,211
		6,245,273

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

METALS & MINING – 0.7%
Arsenal AIC Parent LLC,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
08/19/2030	$507,453	$509,800
Atkore International, Inc.,
Senior Secured First Lien,
7.57% (3 mo. SOFR US + 2.00%),
05/26/2028	386,988	388,259
Grinding Media, Inc.,
Senior Secured First Lien
9.59% (3 mo. SOFR US + 4.00%),
10/12/2028	523,565	522,256
9.59% (3 mo. SOFR US + 4.00%),
10/12/2028	146,280	145,914
Zekelman Industries, Inc.,
Senior Secured First Lien,
7.57% (1 mo. SOFR US + 2.25%),
03/24/2031	250,934	251,579
		1,817,808
MIDSTREAM: STORAGE & TRANSPORT – 2.2%
Buckeye Partners LP,
Senior Secured First Lien,
7.33% (1 mo. SOFR US + 2.00%),
11/02/2026	1,064,953	1,068,138
ITT Holdings LLC,
Senior Secured First Lien,
8.68% (1 mo. SOFR US + 3.25%),
10/11/2030	643,765	645,455
Northriver Midstream Finance LP,
Senior Secured First Lien,
8.33% (3 mo. SOFR US + 3.00%),
08/16/2030	736,437	737,972
Oryx Midstream Services Permian Basin LLC,
Senior Secured First Lien,
8.44% (1 mo. SOFR US + 3.00%),
10/05/2028	1,495,548	1,502,899

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

MIDSTREAM: STORAGE & TRANSPORT – 2.2% – Continued
TransMontaigne Operating Co. LP,
Senior Secured First Lien
8.94% (1 mo. SOFR US + 3.50%),
11/17/2028	$506,834	$507,604
8.94% (1 mo. SOFR US + 3.50%),
11/17/2028	506,834	507,604
Traverse Midstream Partners LLC,
Senior Secured First Lien,
8.82% (3 mo. SOFR US + 3.50%),
02/16/2028	652,652	655,100
UGI Energy Services LLC,
Senior Secured First Lien,
8.68% (1 mo. SOFR US + 3.25%),
02/22/2030	372,288	374,547
		5,999,319
OIL & GAS: EQUIPMENT & SERVICES – 0.1%
US Silica Co.,
Senior Secured First Lien,
9.43% (1 mo. SOFR US + 4.00%),
03/25/2030	366,444	367,459

OIL & GAS: EXPLORATION & PRODUCTION – 0.1%
Discovery Energy Holding Corp.,
Senior Secured First Lien,
10.10%, 01/30/2031 (e)	369,000	369,998

PACKAGING – 1.3%
Clydesdale Acquisition Holdings, Inc.,
Senior Secured First Lien,
9.11% (1 mo. SOFR US + 3.68%),
04/13/2029	397,598	398,592
LABL, Inc.,
Senior Secured First Lien,
10.43% (1 mo. SOFR US + 5.00%),
10/29/2028	544,925	535,018

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

PACKAGING – 1.3% – Continued
Mauser Packaging Solutions Holding Co.,
Senior Secured First Lien
9.33% (1 mo. SOFR US + 4.00%),
08/10/2026	$660,744	$663,820
9.33% (1 mo. SOFR US + 4.00%),
08/10/2026	1,669	1,676
Pregis TopCo LLC,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
07/31/2026	521,838	523,233
Sabert Corp.,
Senior Secured First Lien,
9.18% (1 mo. SOFR US + 3.75%),
12/10/2026	346,537	348,053
Trident TPI Holdings, Inc.,
Senior Secured First Lien,
9.57% (3 mo. SOFR US + 4.00%),
09/18/2028	908,363	909,813
		3,380,205
REAL ESTATE: MANAGEMENT – 0.3%
Cushman & Wakefield US Borrower LLC,
Senior Secured First Lien,
9.33% (1 mo. SOFR US + 4.00%),
01/31/2030	287,280	288,357
Greystar Real Estate Partners LLC,
Senior Secured First Lien,
8.58% (3 mo. SOFR US + 3.25%),
08/21/2030	545,263	546,627
		834,984
RETAIL: FOOD & DRUG – 0.0% (b)
JP Intermediate B LLC,
Senior Secured First Lien,
11.07% (3 mo. SOFR US + 5.76%),
11/20/2027	452,852	56,606

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

RETAILING – 2.2%
Amer Sports Co.,
Senior Secured First Lien
8.58% (3 mo. SOFR US + 3.25%),
02/18/2031	$261,100	$261,753
8.58% (3 mo. SOFR US + 3.25%),
02/18/2031	111,900	112,180
Belron Finance US LLC,
Senior Secured First Lien,
7.58% (3 mo. SOFR US + 2.00%),
04/28/2028	1,191,631	1,194,014
Great Outdoors Group LLC,
Senior Secured First Lien,
9.19% (1 mo. SOFR US + 3.75%),
03/05/2028	1,135,097	1,137,146
Harbor Freight Tools USA, Inc.,
Senior Secured First Lien,
8.19% (1 mo. SOFR US + 2.75%),
10/19/2027	476,364	476,607
Michaels Cos., Inc.,
Senior Secured First Lien,
9.82% (3 mo. SOFR US + 4.25%),
04/15/2028	478,470	430,515
Peer Holding III BV,
Senior Secured First Lien,
8.56% (3 mo. SOFR US + 3.25%),
10/26/2030	633,000	634,880
PetSmart LLC,
Senior Secured First Lien,
9.18% (1 mo. SOFR US + 3.75%),
02/12/2028	1,320,381	1,319,007
Sally Holdings LLC,
Senior Secured First Lien,
7.58% (1 mo. SOFR US + 2.25%),
02/28/2030	476,190	476,983
		6,043,085

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

TECHNOLOGY HARDWARE – 1.2%
CommScope, Inc.,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
04/06/2026	$295,227	$268,657
Ingram Micro, Inc.,
Senior Secured First Lien,
8.57% (3 mo. SOFR US + 3.00%),
07/02/2028	394,200	395,432
MKS Instruments, Inc.,
Senior Secured First Lien,
7.82% (1 mo. SOFR US + 2.50%),
08/17/2029	524,926	525,966
Presidio Holdings, Inc.,
Senior Secured First Lien
8.91% (3 mo. SOFR US + 3.50%),
12/21/2026	448,776	450,739
8.93% (1 mo. SOFR US + 3.50%),
12/21/2026	11,507	11,557
8.93% (1 mo. SOFR US + 3.50%),
12/21/2026	1,199	1,204
Synaptics, Inc.,
Senior Secured First Lien,
7.84% (3 mo. SOFR US + 2.25%),
12/04/2028	673,246	673,037
World Wide Technology Holding Co. LLC,
Senior Secured First Lien,
8.18% (1 mo. SOFR US + 2.75%),
03/01/2030	833,541	840,313
		3,166,905
TECHNOLOGY: SOFTWARE & SERVICES – 10.1%
Access CIG LLC,
Senior Secured First Lien,
10.33% (1 mo. SOFR US + 5.00%),
08/18/2028	711,425	713,093
Barracuda Networks, Inc.,
Senior Secured First Lien,
9.81% (3 mo. SOFR US + 4.50%),
08/15/2029	421,796	420,162
The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

TECHNOLOGY: SOFTWARE & SERVICES – 10.1% – Continued
Barracuda Networks, Inc.,
Senior Secured Second Lien,
12.31% (3 mo. SOFR US + 7.00%),
08/15/2030	$208,333	$188,065
Boxer Parent Co., Inc.,
Senior Secured First Lien,
9.58% (1 mo. SOFR US + 4.25%),
12/29/2028	1,392,510	1,403,100
Central Parent, Inc.,
Senior Secured First Lien,
9.31% (3 mo. SOFR US + 4.00%),
07/06/2029	728,940	731,936
Cloud Software Group, Inc.,
Senior Secured First Lien
9.91% (3 mo. SOFR US + 4.50%),
03/29/2029	1,418,077	1,413,235
9.91% (3 mo. SOFR US + 4.50%),
03/29/2029	3,605	3,592
CommerceHub, Inc.,
Senior Secured First Lien,
9.48% (3 mo. SOFR US + 4.00%),
12/02/2027	452,095	438,909
ConnectWise LLC,
Senior Secured First Lien,
9.11% (3 mo. SOFR US + 3.50%),
09/30/2028	1,124,801	1,125,853
Dayforce, Inc.,
Senior Secured First Lien,
7.83% (1 mo. SOFR US + 2.50%),
03/03/2031	655,000	656,641
E2open LLC,
Senior Secured First Lien,
8.94% (1 mo. SOFR US + 3.50%),
02/04/2028	604,819	606,267
Ensono, Inc.,
Senior Secured First Lien
9.44% (1 mo. SOFR US + 4.00%),
05/30/2028	621,811	604,712
9.45% (1 mo. SOFR US + 4.00%),
05/30/2028	73,049	71,040

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

TECHNOLOGY: SOFTWARE & SERVICES – 10.1% – Continued
Flexera Software LLC,
Senior Secured First Lien,
9.19% (1 mo. SOFR US + 3.75%),
03/03/2028	$559,543	$561,448
Genesys Cloud Services Holdings II LLC,
Senior Secured First Lien
9.44% (1 mo. SOFR US + 4.00%),
12/01/2027	374,087	375,623
9.19% (1 mo. SOFR US + 3.75%),
12/01/2027	371,000	372,857
9.44% (1 mo. SOFR US + 4.00%),
12/01/2027	175,205	175,925
Go Daddy Operating Co. LLC,
Senior Secured First Lien,
7.44% (1 mo. SOFR US + 2.00%),
08/10/2027	928,178	929,589
Informatica LLC,
Senior Secured First Lien,
8.19% (1 mo. SOFR US + 2.75%),
10/30/2028	667,594	668,929
Marcel Bidco LLC,
Senior Secured First Lien,
9.81% (Daily SOFR US + 4.50%),
10/28/2030	571,627	576,897
McAfee Corp.,
Senior Secured First Lien,
9.18% (1 mo. SOFR US + 3.75%),
03/01/2029	1,038,212	1,038,721
MH Sub I LLC,
Senior Secured First Lien,
9.58% (1 mo. SOFR US + 4.25%),
05/03/2028	267,327	266,050
Mitchell International, Inc.,
Senior Secured First Lien,
9.19% (1 mo. SOFR US + 3.75%),
10/15/2028	398,943	399,557

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

TECHNOLOGY: SOFTWARE & SERVICES – 10.1% – Continued
Mosel Bidco SE,
Senior Secured First Lien
10.06% (3 mo. SOFR US + 4.75%),
09/15/2030	$429,847	$431,459
10.06% (3 mo. SOFR US + 4.75%),
09/15/2030	302,153	303,286
N-Able International Holdings II LLC,
Senior Secured First Lien,
8.35% (3 mo. SOFR US + 2.75%),
07/19/2028	500,175	501,738
Open Text Corp.,
Senior Secured First Lien,
7.18% (1 mo. SOFR US + 1.75%),
05/30/2025	1,316,597	1,319,480
Optiv Parent, Inc.,
Senior Secured First Lien,
10.57% (3 mo. SOFR US + 5.25%),
08/26/2026	410,224	398,504
Peraton Corp.,
Senior Secured First Lien,
9.18% (1 mo. SOFR US + 3.75%),
02/01/2028	946,215	947,180
Polaris Newco LLC,
Senior Secured First Lien,
9.57% (3 mo. SOFR US + 4.00%),
06/05/2028	536,000	531,436
Project Alpha Intermediate Holding, Inc.,
Senior Secured First Lien,
10.06% (3 mo. SOFR US + 4.75%),
10/28/2030	868,000	873,724
Proofpoint, Inc.,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
08/31/2028	1,616,050	1,618,693
Quartz Acquireco LLC,
Senior Secured First Lien,
8.81% (1 mo. SOFR US + 3.50%),
06/28/2030	524,365	526,824

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

TECHNOLOGY: SOFTWARE & SERVICES – 10.1% – Continued
RealPage, Inc.,
Senior Secured First Lien,
8.44% (1 mo. SOFR US + 3.00%),
04/24/2028	$381,736	$371,901
Rocket Software, Inc.,
Senior Secured First Lien,
10.08% (1 mo. SOFR US + 4.75%),
10/05/2028	404,965	402,511
Sedgwick Claims Management Services, Inc.,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
02/24/2028	1,309,770	1,313,640
Skopima Consilio Parent LLC,
Senior Secured First Lien,
9.44% (1 mo. SOFR US + 4.00%),
05/17/2028	291,745	290,993
SolarWinds Holdings, Inc.,
Senior Secured First Lien,
8.58% (1 mo. SOFR US + 3.25%),
02/05/2027	1,056,319	1,060,280
Sovos Compliance LLC,
Senior Secured First Lien,
9.94% (1 mo. SOFR US + 4.50%),
08/12/2028	411,180	408,051
UKG, Inc.,
Senior Secured First Lien,
8.81% (3 mo. SOFR US + 3.50%),
02/10/2031	1,600,000	1,610,248
VS Buyer LLC,
Senior Secured First Lien,
8.58% (6 mo. SOFR US + 3.25%),
03/02/2027	533,534	534,870
		27,187,019
TELECOM SERVICES: DIVERSIFIED – 1.9%
Altice Financing SA,
Senior Secured First Lien,
10.39%, 10/29/2027 (e)	111,000	104,583

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

TELECOM SERVICES: DIVERSIFIED – 1.9% – Continued
Altice France SA/France,
Senior Secured First Lien,
10.81% (3 mo. SOFR US + 5.50%),
08/31/2028	$335,200	$268,266
Cincinnati Bell, Inc.,
Senior Secured First Lien,
8.68% (1 mo. SOFR US + 3.25%),
11/24/2028	665,697	667,049
Crown Subsea Communications Holding, Inc.,
Senior Secured First Lien,
10.07% (3 mo. SOFR US + 4.75%),
01/30/2031	929,000	935,582
Eagle Broadband Investments LLC,
Senior Secured First Lien,
8.57% (3 mo. SOFR US + 3.00%),
11/12/2027	608,075	605,287
Frontier Communications Holdings LLC,
Senior Secured First Lien,
9.19% (1 mo. SOFR US + 3.75%),
10/08/2027	270,605	270,352
Guardian US Holdco LLC,
Senior Secured First Lien,
8.81% (3 mo. SOFR US + 3.50%),
01/31/2030	352,342	353,707
Lumen Technologies, Inc.,
Senior Secured First Lien,
7.69% (1 mo. SOFR US + 2.25%),
03/15/2027	534,493	397,128
SBA Senior Finance II LLC,
Senior Secured First Lien,
7.34% (1 mo. SOFR US + 2.00%),
01/27/2031	395,000	396,173
Voyage Australia Pty Ltd.,
Senior Secured First Lien,
9.08% (3 mo. SOFR US + 3.50%),
07/20/2028	468,975	470,441

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

TELECOM SERVICES: DIVERSIFIED – 1.9% – Continued
Zayo Group Holdings, Inc.,
Senior Secured First Lien,
9.66% (1 mo. SOFR US + 4.33%),
03/09/2027	$362,600	$326,162
Ziggo Financing Partnership,
Senior Secured First Lien,
7.94% (1 mo. SOFR US + 2.50%),
04/30/2028	455,000	449,028
		5,243,758
TELECOM SERVICES: WIRELESS – 0.2%
CCI Buyer, Inc.,
Senior Secured First Lien,
9.35% (3 mo. SOFR US + 4.00%),
12/17/2027	528,650	526,242

TRANSPORTATION – 2.2%
AAdvantage Loyalty IP Ltd.,
Senior Secured First Lien,
10.33% (3 mo. SOFR US + 4.75%),
04/20/2028	618,106	642,960
Air Canada,
Senior Secured First Lien,
7.83% (3 mo. SOFR US + 2.50%),
03/21/2031	380,000	381,189
ASP LS Acquisition Corp.,
Senior Secured First Lien,
10.40% (6 mo. SOFR US + 4.50%),
05/07/2028	731,832	683,714
Avis Budget Car Rental LLC,
Senior Secured First Lien
7.19% (1 mo. SOFR US + 1.75%),
08/06/2027	399,912	399,078
8.43% (1 mo. SOFR US + 3.00%),
03/16/2029	357,749	358,754
Cubic Corp., Senior Secured First Lien
9.85% (3 mo. SOFR US + 4.25%),
05/25/2028	587,479	551,542
9.85% (3 mo. SOFR US + 4.25%),
05/25/2028	128,218	120,375

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

TRANSPORTATION – 2.2% – Continued
Hertz Corp.,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
06/30/2028	$372,068	$362,487
Kenan Advantage Group, Inc.,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
01/25/2029	536,965	538,141
Mileage Plus Holdings LLC,
Senior Secured First Lien,
10.73% (3 mo. SOFR US + 5.25%),
06/21/2027	599,510	618,107
United Airlines, Inc.,
Senior Secured First Lien,
8.08% (3 mo. SOFR US + 2.75%),
02/24/2031	336,000	336,944
WWEX Uni Topco Holdings LLC,
Senior Secured First Lien,
9.57% (3 mo. SOFR US + 4.00%),
07/26/2028	400,516	399,128
XPO, Inc.,
Senior Secured First Lien,
7.32% (1 mo. SOFR US + 2.00%),
02/28/2031	486,000	486,355
		5,878,774
UTILITIES: POWER – 1.4%
Calpine Corp.,
Senior Secured First Lien
7.33% (1 mo. SOFR US + 2.00%),
04/01/2026	264,308	263,124
7.33% (1 mo. SOFR US + 2.00%),
12/16/2027	266,000	266,053
Lightstone Holdco LLC,
Senior Secured First Lien
11.06% (3 mo. SOFR US + 5.75%),
01/30/2027	626,395	610,400
11.06% (3 mo. SOFR US + 5.75%),
01/30/2027	34,970	34,077

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 84.5% (f) – Continued

UTILITIES: POWER – 1.4% – Continued
NRG Energy, Inc.,
Senior Secured First Lien,
7.33%, 03/27/2031 (e)	$1,655,000	$1,653,974
Vistra Zero Operating Co. LLC,
Senior Secured First Lien,
8.07% (1 mo. SOFR US + 2.75%),
03/26/2031	325,000	325,406
WaterBridge Midstream Operating LLC,
Senior Secured First Lien
11.34% (3 mo. SOFR US + 5.75%),
06/21/2026	565,043	566,368
11.34% (3 mo. SOFR US + 5.75%),
06/21/2026	94,791	95,013
		3,814,415
TOTAL BANK LOANS
(Cost $227,316,123)		227,350,253

CORPORATE BONDS – 12.7% (g)

AEROSPACE & DEFENSE – 0.4%
AAR Escrow Issuer LLC,
6.75%, 03/15/2029 (c)	572,000	577,099
Bombardier, Inc., 7.13%, 06/15/2026 (c)	534,000	542,319
		1,119,418
BUILDING PRODUCTS – 0.2%
Standard Industries, Inc./NJ,
3.38%, 01/15/2031 (c)	600,000	504,434

CHEMICALS – 0.1%
Olympus Water US Holding Corp.,
7.13%, 10/01/2027 (c)	200,000	202,220
Trinseo Materials Operating SCA /
Trinseo Materials Finance, Inc.,
5.13%, 04/01/2029 (c)	238,000	69,284
		271,504

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 12.7% (g) – Continued

COMMERCIAL SERVICES – 0.4%
OPENLANE, Inc., 5.13%, 06/01/2025 (c)	$424,000	$417,466
Tempo Acquisition LLC / Tempo
Acquisition Finance Corp.,
5.75%, 06/01/2025 (c)	625,000	624,459
		1,041,925
CONSTRUCTION & ENGINEERING – 0.4%
Pike Corp., 5.50%, 09/01/2028 (c)	1,043,000	999,064

HEALTHCARE: EQUIPMENT & SUPPLIES – 0.2%
Neogen Food Safety Corp.,
8.63%, 07/20/2030 (c)	589,000	635,112

HEALTHCARE: FACILITIES – 1.5%
Fresenius Medical Care US Finance III, Inc.,
2.38%, 02/16/2031 (c)	925,000	730,429
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint Health, Inc.,
9.75%, 12/01/2026 (c)	1,002,000	1,004,130
Select Medical Corp., 6.25%, 08/15/2026 (c)	902,000	904,389
Tenet Healthcare Corp., 6.25%, 02/01/2027	1,311,000	1,311,574
		3,950,522
HEALTHCARE: MANAGED HEALTH CARE – 0.4%
Verscend Escrow Corp.,
9.75%, 08/15/2026 (c)	1,010,000	1,013,901

HEALTHCARE: PHARMA & BIOTECH – 0.8%
Organon & Co. / Organon Foreign
Debt Co.-Issuer BV, 4.13%, 04/30/2028 (c)	1,435,000	1,338,674
Teva Pharmaceutical Finance
Netherlands III BV, 3.15%, 10/01/2026	765,000	715,530
		2,054,204
HEALTHCARE: REAL ESTATE INVESTMENT TRUSTS – 0.3%
MPT Operating Partnership LP /
MPT Finance Corp., 3.50%, 03/15/2031	1,270,000	876,748

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 12.7% (g) – Continued

INDUSTRIAL MACHINERY – 0.6%
WESCO Distribution, Inc.
7.13%, 06/15/2025 (c)	$715,000	$716,299
6.38%, 03/15/2029 (c)	912,000	922,583
		1,638,882
LEISURE: CASINOS & GAMING – 1.6%
Allwyn Entertainment Financing UK PLC,
7.88%, 04/30/2029 (c)	440,000	453,710
International Game Technology PLC
6.50%, 02/15/2025 (c)	931,000	934,978
4.13%, 04/15/2026 (c)	1,095,000	1,062,381
Premier Entertainment Sub LLC /
Premier Entertainment Finance Corp.
5.63%, 09/01/2029 (c)	561,000	428,827
5.88%, 09/01/2031 (c)	562,000	412,220
VICI Properties LP / VICI Note Co., Inc.,
3.50%, 02/15/2025 (c)	1,145,000	1,120,624
		4,412,740
LEISURE: HOTELS – 1.0%
NCL Corp. Ltd.
3.63%, 12/15/2024 (c)	925,000	911,971
8.38%, 02/01/2028 (c)	444,000	469,316
Royal Caribbean Cruises Ltd.,
5.50%, 08/31/2026 (c)	421,000	417,731
Sabre GLBL, Inc., 8.63%, 06/01/2027 (c)	972,000	853,713
		2,652,731
LEISURE: RESTAURANTS – 0.2%
CEC Entertainment LLC,
6.75%, 05/01/2026 (c)	660,000	656,750

MEDIA: CABLE & SATELLITE – 0.4%
DISH DBS Corp., 5.13%, 06/01/2029	575,000	240,346
Hughes Satellite Systems Corp.,
6.63%, 08/01/2026	490,000	289,340
Sable International Finance Ltd.,
5.75%, 09/07/2027 (c)	430,000	414,750
		944,436

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 12.7% (g) – Continued

MEDIA: ENTERTAINMENT – 0.4%
Live Nation Entertainment, Inc.,
6.50%, 05/15/2027 (c)	$393,000	$397,553
Playtika Holding Corp.,
4.25%, 03/15/2029 (c)	821,000	712,206
		1,109,759
METALS & MINING – 0.2%
GrafTech Finance, Inc.,
4.63%, 12/15/2028 (c)	127,000	82,062
GrafTech Global Enterprises, Inc.,
9.88%, 12/15/2028 (c)	468,000	347,000
		429,062
MIDSTREAM: STORAGE & TRANSPORT – 0.5%
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030 (c)	290,000	291,971
3.88%, 11/01/2033 (c)	510,000	433,771
Venture Global LNG, Inc.,
8.13%, 06/01/2028 (c)	712,000	727,784
		1,453,526
OIL & GAS: EQUIPMENT & SERVICES – 0.2%
Borr IHC Ltd. / Borr Finance LLC,
10.00%, 11/15/2028 (c)	426,000	444,439

TECHNOLOGY HARDWARE – 0.4%
Entegris, Inc., 4.75%, 04/15/2029 (c)	1,005,000	963,528

TECHNOLOGY: SOFTWARE & SERVICES – 1.2%
Boxer Parent Co., Inc.,
7.13%, 10/02/2025 (c)	385,000	385,650
Elastic NV, 4.13%, 07/15/2029 (c)	844,000	760,736
Gen Digital, Inc., 5.00%, 04/15/2025 (c)	2,220,000	2,208,386
		3,354,772

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 12.7% (g) – Continued

TELECOM SERVICES: DIVERSIFIED – 0.3%
Altice France SA/France,
5.50%, 01/15/2028 (c)	$400,000	$285,222
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (c)	605,000	498,410
		783,632
TRANSPORTATION – 0.8%
Uber Technologies, Inc.,
8.00%, 11/01/2026 (c)	1,175,000	1,189,972
XPO, Inc.
6.25%, 06/01/2028 (c)	758,000	766,076
7.13%, 06/01/2031 (c)	264,000	271,129
		2,227,177
UTILITIES: PROPANE – 0.2%
AmeriGas Partners LP / AmeriGas
Finance Corp., 5.50%, 05/20/2025	585,000	585,883
TOTAL CORPORATE BONDS
(Cost $35,249,531)		34,124,149

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
SHORT-TERM INVESTMENT – 4.1%

Money Market Fund – 4.1%
First American Government
Obligations Fund – Class X, 5.23% (d)	10,892,853	$10,892,853
TOTAL SHORT-TERM INVESTMENT
(Cost $10,892,853)		10,892,853
TOTAL INVESTMENTS – 101.3%
(Cost $273,458,507)		272,367,255
Liabilities in Excess of Other Assets – (1.3)%		(3,454,456)
TOTAL NET ASSETS – 100.0%		$268,912,799

Percentages are stated as a percent of net assets.
LIBOR – London Interbank Offered Rate
NV – Naamloze Vennootschap
PLC – Public Limited Company
SA – Sociedad Anónima
SOFR – Secured Overnight Financing Rate

(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $30,104,728 or 11.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(e)	Represents an unsettled loan commitment at period end. Certain details associated with this security are not known prior to the settlement date.
(f)
Rates for senior loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread.  Senior loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

(g)	All or a portion is posted as collateral for delayed settlement securities.
(h)	All or a portion of the loan is unfunded.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2024 (Unaudited)

% Net
TOP TEN HOLDINGS	Assets
Verscend Escrow Corp., 9.75%, 08/15/2026	1.30%
Tenet Healthcare Corp., 6.25%, 02/01/2027	1.24%
Uber Technologies, 8.00%, 11/01/2026	1.13%
Caesars Entertainment, Inc., 8.13%, 07/01/2027	1.09%
MGM Resorts International, 6.75%, 05/01/2025	1.01%
IQVIA, Inc., 5.00%, 10/15/2026	1.00%
Clarios Global LP / Clarios US Finance Co.,
6.25%, 05/15/2026	0.96%
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.50%, 05/01/2026	0.93%
WESCO Distribution, Inc., 7.13%, 06/15/2025	0.87%
IRB Holding Corp., 7.00%, 06/15/2025	0.81%

The portfolio’s holdings and allocations are subject to change. The top ten holdings presented exclude the money market fund. The percentages are of total net assets as of March 31, 2024.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f)

AEROSPACE & DEFENSE – 1.5%
AAR Escrow Issuer LLC,
6.75%, 03/15/2029 (a)	$1,425,000	$1,437,702
Bombardier, Inc., 7.13%, 06/15/2026 (a)	7,767,000	7,887,994
Howmet Aerospace, Inc.,
5.13%, 10/01/2024	1,014,000	1,009,768
TransDigm, Inc.
7.50%, 03/15/2027	7,768,000	7,781,330
5.50%, 11/15/2027	4,327,000	4,240,405
6.38%, 03/01/2029 (a)	8,041,000	8,086,262
Triumph Group, Inc.,
9.00%, 03/15/2028 (a)	188,000	198,500
		30,641,961
AUTO RETAIL – 1.1%
Global Auto Holdings Ltd./AAG FH UK Ltd.,
8.38%, 01/15/2029 (a)	4,532,000	4,433,589
Lithia Motors, Inc., 4.63%, 12/15/2027 (a)	6,545,000	6,290,523
Penske Automotive Group, Inc.,
3.50%, 09/01/2025	12,118,000	11,801,872
		22,525,984
AUTOMOTIVE – 7.7%
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (a)	4,827,000	4,710,596
7.00%, 04/15/2028 (a)	3,035,000	3,104,055
Allison Transmission, Inc.,
4.75%, 10/01/2027 (a)	10,162,000	9,800,193
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	2,677,000	2,662,785
6.50%, 04/01/2027	12,662,000	12,637,030
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (a)	19,377,000	19,375,264
8.50%, 05/15/2027 (a)	11,901,000	11,938,940
Dana Financing Luxembourg Sarl,
5.75%, 04/15/2025 (a)	7,131,000	7,098,468
Dana, Inc., 5.38%, 11/15/2027	8,216,000	8,048,413

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

AUTOMOTIVE – 7.7% – Continued
Ford Motor Credit Co. LLC
3.66%, 09/08/2024	$1,855,000	$1,836,244
5.13%, 06/16/2025	8,815,000	8,739,831
3.38%, 11/13/2025	8,955,000	8,621,122
8.30% (Daily SOFR US + 2.95%),
03/06/2026	3,675,000	3,787,161
6.95%, 06/10/2026	6,162,000	6,299,161
3.82%, 11/02/2027	1,005,000	942,383
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	10,268,000	10,362,855
5.00%, 05/31/2026	7,622,000	7,464,765
IHO Verwaltungs GmbH,
4.75% (5.50% PIK), 09/15/2026 (a) (g)	7,394,000	7,205,127
Jaguar Land Rover Automotive PLC,
7.75%, 10/15/2025 (a)	5,576,000	5,640,481
Patrick Industries, Inc.,
7.50%, 10/15/2027 (a)	5,306,000	5,375,158
Phinia, Inc., 6.75%, 04/15/2029 (a)	2,805,000	2,835,409
ZF North America Capital, Inc.
4.75%, 04/29/2025 (a)	3,790,000	3,745,966
6.88%, 04/14/2028 (a)	2,625,000	2,725,207
		154,956,614
BUILDING PRODUCTS – 0.6%
AmeriTex HoldCo Intermediate LLC,
10.25%, 10/15/2028 (a)	2,097,000	2,254,078
Eco Material Technologies, Inc.,
7.88%, 01/31/2027 (a)	3,545,000	3,601,217
Herc Holdings, Inc., 5.50%, 07/15/2027 (a)	6,268,000	6,160,471
		12,015,766
CHEMICALS – 1.9%
Avient Corp., 5.75%, 05/15/2025 (a)	10,971,000	10,931,234
Consolidated Energy Finance SA,
6.50%, 05/15/2026 (a)	890,000	831,428
INEOS Finance PLC
6.75%, 05/15/2028 (a)	3,202,000	3,165,636
7.50%, 04/15/2029 (a)	1,072,000	1,076,856

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

CHEMICALS – 1.9% – Continued
Methanex Corp., 4.25%, 12/01/2024	$4,906,000	$4,867,116
NOVA Chemicals Corp.
4.88%, 06/01/2024 (a)	8,872,000	8,852,645
5.25%, 06/01/2027 (a)	1,686,000	1,589,818
Olympus Water US Holding Corp.,
9.75%, 11/15/2028 (a)	2,635,000	2,810,077
SCIL IV LLC / SCIL USA Holdings LLC,
5.38%, 11/01/2026 (a)	2,910,000	2,827,224
SNF Group SACA, 3.13%, 03/15/2027 (a)	1,085,000	1,005,327
Trinseo Materials Operating SCA /
Trinseo Materials Finance, Inc.,
5.38%, 09/01/2025 (a)	1,018,000	815,840
		38,773,201
COMMERCIAL SERVICES – 3.0%
Allied Universal Holdco LLC /
Allied Universal Finance Corp.,
6.63%, 07/15/2026 (a)	2,061,000	2,061,992
Aramark Services, Inc.
5.00%, 04/01/2025 (a)	12,445,000	12,361,726
5.00%, 02/01/2028 (a)	2,446,000	2,362,133
Brink’s Co., 5.50%, 07/15/2025 (a)	5,365,000	5,344,720
Camelot Finance SA,
4.50%, 11/01/2026 (a)	7,266,000	7,012,741
Garda World Security Corp.
4.63%, 02/15/2027 (a)	120,000	115,047
9.50%, 11/01/2027 (a)	3,564,000	3,587,825
7.75%, 02/15/2028 (a)	3,107,000	3,188,655
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	8,125,000	7,859,028
7.00%, 02/15/2029 (a)	1,504,000	1,533,707
OPENLANE, Inc., 5.13%, 06/01/2025 (a)	5,938,000	5,846,498
SS&C Technologies, Inc.,
5.50%, 09/30/2027 (a)	2,985,000	2,916,703
Tempo Acquisition LLC / Tempo
Acquisition Finance Corp.,
5.75%, 06/01/2025 (a)	5,142,000	5,137,550
		59,328,325

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

CONSTRUCTION & ENGINEERING – 0.4%
Williams Scotsman, Inc.,
6.13%, 06/15/2025 (a)	$8,333,000	$8,300,716

ENVIRONMENTAL SERVICES – 1.3%
Clean Harbors, Inc.,
4.88%, 07/15/2027 (a)	2,495,000	2,422,752
GFL Environmental, Inc.
4.25%, 06/01/2025 (a)	10,934,000	10,766,781
3.75%, 08/01/2025 (a)	12,656,000	12,335,513
5.13%, 12/15/2026 (a)	1,055,000	1,037,089
		26,562,135
FINANCIALS: CONSUMER FINANCE – 2.9%
Ally Financial, Inc.
5.75%, 11/20/2025	3,022,000	3,003,246
7.10%, 11/15/2027	7,176,000	7,506,840
6.99% to 06/13/2028 then
Daily SOFR US + 3.26%, 06/13/2029	1,456,000	1,511,213
goeasy Ltd.
4.38%, 05/01/2026 (a)	4,760,000	4,581,673
9.25%, 12/01/2028 (a)	3,261,000	3,481,069
7.63%, 07/01/2029 (a)	2,156,000	2,161,144
Navient Corp.
5.88%, 10/25/2024	1,000,000	999,779
6.75%, 06/25/2025	9,082,000	9,156,781
5.00%, 03/15/2027	5,050,000	4,841,866
OneMain Finance Corp.
6.88%, 03/15/2025	9,009,000	9,104,721
7.13%, 03/15/2026	5,015,000	5,112,146
3.50%, 01/15/2027	1,381,000	1,283,245
7.88%, 03/15/2030	2,507,000	2,587,996
SLM Corp., 3.13%, 11/02/2026	4,285,000	3,983,624
		59,315,343
FINANCIALS: DIVERSIFIED – 1.3%
Aircastle Ltd.
4.13%, 05/01/2024	3,419,000	3,413,582
5.25%, 08/11/2025 (a)	4,810,000	4,770,085
6.50%, 07/18/2028 (a)	2,723,000	2,778,745

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

FINANCIALS: DIVERSIFIED – 1.3% – Continued
Block, Inc., 2.75%, 06/01/2026	$4,154,000	$3,909,318
Credit Acceptance Corp.,
9.25%, 12/15/2028 (a)	1,050,000	1,131,278
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028 (a)	4,354,000	4,618,934
6.40%, 03/26/2029 (a)	1,090,000	1,107,892
8.13%, 03/30/2029 (a)	784,000	829,788
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (a)	1,383,000	1,358,747
3.63%, 07/15/2026 (a)	2,809,000	2,638,468
		26,556,837
FINANCIALS: INSURANCE – 0.5%
Acrisure LLC / Acrisure Finance, Inc.,
10.13%, 08/01/2026 (a)	3,149,000	3,271,323
AmWINS Group, Inc.,
6.38%, 02/15/2029 (a)	3,980,000	4,005,569
GTCR AP Finance, Inc.,
8.00%, 05/15/2027 (a)	1,884,000	1,891,783
NFP Corp., 6.88%, 08/15/2028 (a)	1,910,000	1,935,243
		11,103,918
FINANCIALS: THRIFTS & MORTGAGES – 2.2%
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (a)	5,217,000	5,110,028
6.00%, 01/15/2027 (a)	5,731,000	5,653,830
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (a)	9,158,000	9,059,603
7.88%, 12/15/2029 (a)	1,195,000	1,229,104
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.,
2.88%, 10/15/2026 (a)	12,215,000	11,299,924
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (a)	10,028,000	9,948,001
5.75%, 06/15/2027 (a)	1,470,000	1,430,924
		43,731,414

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

FOOD & BEVERAGE – 0.1%
Darling Ingredients, Inc.,
5.25%, 04/15/2027 (a)	$2,500,000	$2,463,169

HEALTHCARE: EQUIPMENT & SUPPLIES – 0.3%
Medline Borrower LP/Medline
Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	1,691,000	1,702,203
Owens & Minor, Inc., 4.38%, 12/15/2024	3,870,000	3,838,740
		5,540,943
HEALTHCARE: FACILITIES – 3.9%
Acadia Healthcare Co., Inc.,
5.50%, 07/01/2028 (a)	4,980,000	4,854,286
Encompass Health Corp.,
5.75%, 09/15/2025	899,000	897,240
HCA, Inc.
8.36%, 04/15/2024	3,846,000	3,848,895
7.69%, 06/15/2025	658,000	666,236
7.58%, 09/15/2025	2,251,000	2,305,279
Heartland Dental LLC / Heartland Dental
Finance Corp., 10.50%, 04/30/2028 (a)	4,492,000	4,778,365
Legacy LifePoint Health LLC,
4.38%, 02/15/2027 (a)	512,000	488,716
ModivCare, Inc., 5.88%, 11/15/2025 (a)	3,298,000	3,214,795
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint Health, Inc.,
9.75%, 12/01/2026 (a)	9,816,000	9,836,869
Select Medical Corp.,
6.25%, 08/15/2026 (a)	11,639,000	11,669,820
Surgery Center Holdings, Inc.
6.75%, 07/01/2025 (a)	5,013,000	5,016,634
10.00%, 04/15/2027 (a)	3,852,000	3,861,156
Tenet Healthcare Corp.
6.25%, 02/01/2027	24,925,000	24,935,917
5.13%, 11/01/2027	1,633,000	1,598,564
		77,972,772

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

HEALTHCARE: LIFE SCIENCES – 1.2%
Catalent Pharma Solutions, Inc.,
5.00%, 07/15/2027 (a)	$3,610,000	$3,555,540
IQVIA, Inc.
5.00%, 10/15/2026 (a)	20,565,000	20,140,756
5.00%, 05/15/2027 (a)	1,459,000	1,425,741
		25,122,037
HEALTHCARE: MANAGED HEALTH CARE – 1.3%
Verscend Escrow Corp.,
9.75%, 08/15/2026 (a)	25,946,000	26,046,203

HEALTHCARE: PHARMA & BIOTECH – 1.4%
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (a)	3,694,000	3,490,830
9.00%, 12/15/2025 (a)	4,093,000	3,911,251
Teva Pharmaceutical Finance
Netherlands III BV
6.00%, 04/15/2024	5,883,000	5,881,705
7.13%, 01/31/2025	2,400,000	2,415,468
3.15%, 10/01/2026	13,135,000	12,285,597
		27,984,851
HEALTHCARE: REAL ESTATE INVESTMENT TRUSTS – 0.7%
MPT Operating Partnership LP / MPT
Finance Corp., 5.25%, 08/01/2026	9,059,000	8,357,358
Sabra Health Care LP, 5.13%, 08/15/2026	5,090,000	5,040,696
		13,398,054
INDUSTRIAL MACHINERY – 2.2%
Enpro, Inc., 5.75%, 10/15/2026	9,465,000	9,485,705
Esab Corp., 6.25%, 04/15/2029 (a)	3,258,000	3,277,413
Hillenbrand, Inc., 5.75%, 06/15/2025	2,105,000	2,103,321
Regal Rexnord Corp.,
6.05%, 02/15/2026 (a)	7,441,000	7,486,163
TK Elevator US Newco, Inc.,
5.25%, 07/15/2027 (a)	2,358,000	2,281,334
The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

INDUSTRIAL MACHINERY – 2.2% – Continued
WESCO Distribution, Inc.
7.13%, 06/15/2025 (a)	$17,529,000	$17,560,850
6.38%, 03/15/2029 (a)	2,700,000	2,731,331
		44,926,117
LEISURE: CASINOS & GAMING – 6.5%
Boyd Gaming Corp., 4.75%, 12/01/2027	3,777,000	3,654,574
Caesars Entertainment, Inc.,
8.13%, 07/01/2027 (a)	21,312,000	21,843,479
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)	14,372,000	14,109,745
4.75%, 01/15/2028 (a)	2,177,000	2,075,852
International Game Technology PLC
6.50%, 02/15/2025 (a)	7,054,000	7,084,142
4.13%, 04/15/2026 (a)	15,642,000	15,176,053
6.25%, 01/15/2027 (a)	7,069,000	7,125,071
Light & Wonder International, Inc.,
7.00%, 05/15/2028 (a)	6,399,000	6,453,718
MGM Resorts International
6.75%, 05/01/2025	20,188,000	20,188,055
5.75%, 06/15/2025	6,078,000	6,075,622
4.63%, 09/01/2026	427,000	418,035
5.50%, 04/15/2027	1,385,000	1,374,230
Penn Entertainment, Inc.,
5.63%, 01/15/2027 (a)	4,258,000	4,111,942
Station Casinos LLC,
4.50%, 02/15/2028 (a)	4,500,000	4,242,337
VICI Properties LP / VICI Note Co., Inc.
3.50%, 02/15/2025 (a)	1,865,000	1,825,297
4.63%, 06/15/2025 (a)	5,805,000	5,720,966
4.50%, 09/01/2026 (a)	2,405,000	2,334,638
4.25%, 12/01/2026 (a)	5,240,000	5,042,292
3.75%, 02/15/2027 (a)	1,255,000	1,190,442
		130,046,490

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

LEISURE: HOTELS – 8.3%
Carnival Holdings Bermuda Ltd.,
10.38%, 05/01/2028 (a)	$10,500,000	$11,462,965
Cedar Fair LP / Canada’s
Wonderland Co. / Magnum
Management Corp. / Millennium Op
5.50%, 05/01/2025 (a)	15,871,000	15,820,785
5.38%, 04/15/2027	2,655,000	2,617,448
Hilton Domestic Operating Co., Inc.,
5.38%, 05/01/2025 (a)	4,980,000	4,975,594
Marriott Ownership Resorts, Inc.,
4.75%, 01/15/2028	1,654,000	1,554,986
NCL Corp. Ltd.
3.63%, 12/15/2024 (a)	11,752,000	11,586,470
5.88%, 02/15/2027 (a)	3,270,000	3,233,449
8.38%, 02/01/2028 (a)	2,044,000	2,160,543
8.13%, 01/15/2029 (a)	880,000	931,457
Park Intermediate Holdings LLC /
PK Domestic Property LLC /
PK Finance Co.-Issuer
7.50%, 06/01/2025 (a)	12,256,000	12,288,172
5.88%, 10/01/2028 (a)	1,494,000	1,465,094
RHP Hotel Properties LP /
RHP Finance Corp.
4.75%, 10/15/2027	5,565,000	5,362,208
7.25%, 07/15/2028 (a)	1,623,000	1,673,506
RLJ Lodging Trust LP,
3.75%, 07/01/2026 (a)	12,727,000	12,127,939
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (a)	2,642,000	2,551,666
5.50%, 08/31/2026 (a)	7,166,000	7,110,354
5.38%, 07/15/2027 (a)	2,807,000	2,768,809
Sabre GLBL, Inc., 8.63%, 06/01/2027 (a)	5,502,000	4,832,436
Service Properties Trust
4.50%, 03/15/2025	2,350,000	2,298,054
7.50%, 09/15/2025	7,546,000	7,650,814
5.25%, 02/15/2026	2,210,000	2,136,952
Six Flags Entertainment Corp.,
5.50%, 04/15/2027 (a)	1,997,000	1,952,560

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

LEISURE: HOTELS – 8.3% – Continued
Six Flags Theme Parks, Inc.,
7.00%, 07/01/2025 (a)	$4,865,000	$4,875,698
Travel + Leisure Co.
6.60%, 10/01/2025 (i)	3,498,000	3,525,603
6.63%, 07/31/2026 (a)	9,100,000	9,179,179
6.00%, 04/01/2027 (i)	2,810,000	2,811,523
TripAdvisor, Inc., 7.00%, 07/15/2025 (a)	12,327,000	12,302,873
Vail Resorts, Inc., 6.25%, 05/15/2025 (a)	12,287,000	12,297,316
Wyndham Hotels & Resorts, Inc.,
4.38%, 08/15/2028 (a)	2,934,000	2,729,694
		166,284,147
LEISURE: RESTAURANTS – 1.8%
1011778 BC ULC / New Red Finance, Inc.,
5.75%, 04/15/2025 (a)	2,075,000	2,073,288
CEC Entertainment LLC,
6.75%, 05/01/2026 (a)	8,257,000	8,216,341
Dave & Buster’s, Inc.,
7.63%, 11/01/2025 (a)	8,680,000	8,753,381
IRB Holding Corp.,
7.00%, 06/15/2025 (a)	16,286,000	16,297,934
		35,340,944
MEDIA: BROADCASTING – 2.5%
Graham Holdings Co.,
5.75%, 06/01/2026 (a)	4,145,000	4,106,629
Nexstar Media, Inc.,
5.63%, 07/15/2027 (a)	3,664,000	3,519,364
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (a)	12,260,000	11,497,043
5.00%, 08/01/2027 (a)	14,843,000	14,291,704
4.00%, 07/15/2028 (a)	1,900,000	1,739,570
TEGNA, Inc., 4.75%, 03/15/2026 (a)	3,590,000	3,521,774
Univision Communications, Inc.,
6.63%, 06/01/2027 (a)	12,686,000	12,430,518
		51,106,602

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

MEDIA: CABLE & SATELLITE – 2.9%
C&W Senior Finance Ltd.,
6.88%, 09/15/2027 (a)	$9,665,000	$9,138,692
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.50%, 05/01/2026 (a)	19,036,000	18,760,288
5.13%, 05/01/2027 (a)	4,760,000	4,531,854
Connect Finco SARL / Connect US
Finco LLC, 6.75%, 10/01/2026 (a)	5,290,000	5,195,787
CSC Holdings LLC, 5.50%, 04/15/2027 (a)	5,300,000	4,742,644
Directv Financing LLC / Directv
Financing Co.-Obligor, Inc.,
5.88%, 08/15/2027 (a)	4,474,000	4,237,063
DISH DBS Corp., 5.88%, 11/15/2024	2,448,000	2,345,278
Hughes Satellite Systems Corp.,
6.63%, 08/01/2026	2,418,000	1,427,802
Sable International Finance Ltd.,
5.75%, 09/07/2027 (a)	2,200,000	2,121,977
Viasat, Inc., 5.63%, 09/15/2025 (a)	5,843,000	5,699,477
		58,200,862
MEDIA: DIVERSIFIED – 0.7%
Match Group Holdings II LLC,
5.00%, 12/15/2027 (a)	4,560,000	4,375,955
Outfront Media Capital LLC /
Outfront Media Capital Corp.,
5.00%, 08/15/2027 (a)	9,221,000	8,880,553
		13,256,508
MEDIA: ENTERTAINMENT – 1.4%
Live Nation Entertainment, Inc.
4.88%, 11/01/2024 (a)	11,376,000	11,307,951
5.63%, 03/15/2026 (a)	9,423,000	9,328,834
6.50%, 05/15/2027 (a)	500,000	505,793
4.75%, 10/15/2027 (a)	6,479,000	6,191,665
Playtika Holding Corp.,
4.25%, 03/15/2029 (a)	1,660,000	1,440,026
		28,774,269

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

METALS & MINING – 0.4%
Alcoa Nederland Holding BV,
5.50%, 12/15/2027 (a)	$3,363,000	$3,334,658
Cleveland-Cliffs, Inc.,
6.75%, 03/15/2026 (a)	5,160,000	5,249,887
		8,584,545
MIDSTREAM: STORAGE & TRANSPORT – 3.8%
Antero Midstream Partners LP /
Antero Midstream Finance Corp.,
7.88%, 05/15/2026 (a)	5,673,000	5,795,588
Buckeye Partners LP
4.35%, 10/15/2024	6,325,000	6,267,506
4.13%, 03/01/2025 (a)	7,875,000	7,701,506
3.95%, 12/01/2026	1,139,000	1,089,944
Energy Transfer LP, 5.63%, 05/01/2027 (a)	1,799,000	1,793,831
EQM Midstream Partners LP
4.00%, 08/01/2024	6,079,000	6,035,629
6.00%, 07/01/2025 (a)	3,214,000	3,219,666
7.50%, 06/01/2027 (a)	5,501,000	5,642,835
6.38%, 04/01/2029 (a)	897,000	905,054
Genesis Energy LP / Genesis
Energy Finance Corp.
6.25%, 05/15/2026	2,183,000	2,170,712
8.00%, 01/15/2027	1,216,000	1,230,874
Northriver Midstream Finance LP,
5.63%, 02/15/2026 (a)	2,111,000	2,098,041
NuStar Logistics LP, 5.75%, 10/01/2025	8,734,000	8,696,990
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	2,341,000	2,333,324
7.00%, 09/15/2028 (a)	9,279,000	9,489,308
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	5,542,000	5,664,855
9.50%, 02/01/2029 (a)	4,896,000	5,277,362
		75,413,025

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

PACKAGING – 2.6%
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.25%, 04/30/2025 (a)	$4,441,000	$4,299,285
4.13%, 08/15/2026 (a)	4,879,000	4,423,176
Berry Global, Inc.
4.50%, 02/15/2026 (a)	5,140,000	5,000,983
4.88%, 07/15/2026 (a)	10,054,000	9,861,659
5.63%, 07/15/2027 (a)	55,000	54,363
Crown Americas LLC / Crown Americas
Capital Corp. V, 4.25%, 09/30/2026	943,000	914,506
Crown Americas LLC / Crown Americas
Capital Corp. VI, 4.75%, 02/01/2026	8,670,000	8,536,140
Crown Cork & Seal Co., Inc.,
7.38%, 12/15/2026	2,293,000	2,407,655
LABL, Inc., 6.75%, 07/15/2026 (a)	6,916,000	6,834,473
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (a)	1,744,000	1,778,336
9.25%, 04/15/2027 (a)	1,647,000	1,634,908
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/2027 (a)	4,652,000	4,658,494
Sealed Air Corp.
5.50%, 09/15/2025 (a)	205,000	204,398
4.00%, 12/01/2027 (a)	810,000	759,819
		51,368,195
REAL ESTATE: HOMEBUILDING – 0.4%
M/I Homes, Inc., 4.95%, 02/01/2028	1,409,000	1,345,144
Shea Homes LP / Shea Homes
Funding Corp., 4.75%, 02/15/2028	582,000	554,260
Taylor Morrison Communities, Inc.,
5.88%, 06/15/2027 (a)	1,189,000	1,189,630
TRI Pointe Group, Inc. / TRI Pointe
Homes, Inc., 5.88%, 06/15/2024	1,564,000	1,563,101
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	2,794,000	2,732,959
		7,385,094

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

RETAIL: FOOD & DRUG – 1.6%
Albertsons Cos., Inc. / Safeway, Inc. /
New Albertsons LP / Albertsons LLC
7.50%, 03/15/2026 (a)	$13,468,000	$13,712,174
3.25%, 03/15/2026 (a)	3,565,000	3,402,412
4.63%, 01/15/2027 (a)	2,325,000	2,252,647
6.50%, 02/15/2028 (a)	5,260,000	5,320,216
US Foods, Inc., 6.88%, 09/15/2028 (a)	3,278,000	3,359,937
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	2,500,000	2,463,953
3.45%, 06/01/2026	1,187,000	1,131,939
		31,643,278
RETAILING – 0.5%
Bath & Body Works, Inc.,
9.38%, 07/01/2025 (a)	4,552,000	4,752,948
PetSmart, Inc. / PetSmart Finance Corp.,
4.75%, 02/15/2028 (a)	4,716,000	4,419,661
		9,172,609
TECHNOLOGY HARDWARE – 1.1%
CDW LLC / CDW Finance Corp.,
4.13%, 05/01/2025	5,065,000	4,975,504
Presidio Holdings, Inc.,
8.25%, 02/01/2028 (a)	3,175,000	3,165,409
Seagate HDD Cayman, 4.75%, 01/01/2025	3,428,000	3,399,007
Western Digital Corp., 4.75%, 02/15/2026	9,962,000	9,744,138
		21,284,058
TECHNOLOGY: SOFTWARE & SERVICES – 3.6%
Boxer Parent Co., Inc.
7.13%, 10/02/2025 (a)	12,953,000	12,974,865
9.13%, 03/01/2026 (a)	3,282,000	3,289,299
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026 (a)	4,975,000	4,732,739
6.50%, 10/15/2028 (a)	2,765,000	2,461,209
Gen Digital, Inc.
5.00%, 04/15/2025 (a)	13,902,000	13,829,275
6.75%, 09/30/2027 (a)	8,708,000	8,840,806

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

TECHNOLOGY: SOFTWARE & SERVICES – 3.6% – Continued
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.,
5.25%, 12/01/2027 (a)	$1,275,000	$1,247,933
Open Text Corp., 6.90%, 12/01/2027 (a)	7,475,000	7,733,762
PTC, Inc., 3.63%, 02/15/2025 (a)	8,277,000	8,110,833
Shift4 Payments LLC / Shift4 Payments
Finance Sub, Inc., 4.63%, 11/01/2026 (a)	9,749,000	9,434,659
		72,655,380
TELECOM SERVICES: DIVERSIFIED – 2.2%
Altice France SA/France,
8.13%, 02/01/2027 (a)	2,070,000	1,598,457
Cogent Communications Group, Inc.,
3.50%, 05/01/2026 (a)	6,857,000	6,533,495
Frontier Communications Holdings LLC,
5.88%, 10/15/2027 (a)	1,420,000	1,375,743
Iliad Holding SASU, 6.50%, 10/15/2026 (a)	8,941,000	8,866,259
LCPR Senior Secured Financing DAC,
6.75%, 10/15/2027 (a)	4,526,000	4,251,919
Northwest Fiber LLC / Northwest Fiber
Finance Sub, Inc., 4.75%, 04/30/2027 (a)	3,155,000	3,228,218
SBA Communications Corp.,
3.88%, 02/15/2027	2,500,000	2,381,372
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital LLC,
10.50%, 02/15/2028 (a)	1,049,000	1,088,514
Videotron Ltd.
5.38%, 06/15/2024 (a)	3,510,000	3,501,057
5.13%, 04/15/2027 (a)	11,684,000	11,443,612
		44,268,646
TELECOM SERVICES: WIRELESS – 0.1%
Sprint Capital Corp., 6.88%, 11/15/2028	1,578,000	1,680,784
Sprint LLC, 7.63%, 03/01/2026	660,000	682,381
		2,363,165

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS – 81.9% (f) – Continued

TRANSPORTATION – 1.9%
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd.,
6.50%, 06/20/2027 (a)	$4,606,550	$4,639,514
RXO, Inc., 7.50%, 11/15/2027 (a)	2,247,000	2,308,208
Uber Technologies, Inc.
8.00%, 11/01/2026 (a)	22,503,000	22,789,756
7.50%, 09/15/2027 (a)	1,690,000	1,731,637
XPO, Inc., 6.25%, 06/01/2028 (a)	6,124,000	6,189,245
		37,658,360
UTILITIES: POWER – 2.6%
Calpine Corp., 5.25%, 06/01/2026 (a)	10,638,000	10,535,191
NextEra Energy Operating Partners LP
4.25%, 07/15/2024 (a)	5,553,000	5,507,841
4.25%, 09/15/2024 (a)	72,000	69,840
NRG Energy, Inc.
3.75%, 06/15/2024 (a)	4,354,000	4,331,133
6.63%, 01/15/2027	5,815,000	5,824,659
Vistra Operations Co. LLC
4.88%, 05/13/2024 (a)	2,430,000	2,428,438
3.55%, 07/15/2024 (a)	570,000	566,030
5.50%, 09/01/2026 (a)	6,639,000	6,542,260
5.63%, 02/15/2027 (a)	10,641,000	10,486,828
5.00%, 07/31/2027 (a)	5,520,000	5,349,931
		51,642,151
UTILITIES: PROPANE – 1.5%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.50%, 05/20/2025	13,731,000	13,751,734
5.88%, 08/20/2026	7,030,000	7,023,921
5.75%, 05/20/2027	5,418,000	5,296,723
9.38%, 06/01/2028 (a)	3,531,000	3,658,536
Suburban Propane Partners LP/Suburban
Energy Finance Corp., 5.88%, 03/01/2027	1,177,000	1,169,129
		30,900,043
TOTAL CORPORATE BONDS
(Cost $1,643,271,105)		1,644,614,731

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 11.7% (h)

AEROSPACE & DEFENSE – 0.2%
TransDigm, Inc.,
Senior Secured First Lien,
8.06% (3 mo. SOFR US + 2.75%),
08/24/2028	$4,943,694	$4,966,114

AUTO RETAIL – 0.5%
LS Group OpCo Acquisition LLC,
Senior Secured First Lien,
8.68% (1 mo. SOFR US + 3.25%),
11/02/2027	5,968,045	5,982,040
Mavis Tire Express Services Topco Corp.,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
05/04/2028	3,482,321	3,492,211
		9,474,251
AUTOMOTIVE – 0.1%
First Brands Group LLC,
Senior Secured First Lien,
10.57% (3 mo. SOFR US + 5.00%),
03/30/2027	1,680,062	1,683,212

BUILDING PRODUCTS – 0.3%
SRS Distribution, Inc.,
Senior Secured First Lien
8.68% (1 mo. SOFR US + 3.25%),
06/05/2028	464,000	466,205
8.94% (1 mo. SOFR US + 3.50%),
06/05/2028	186,000	187,496
Standard Industries, Inc.,
Senior Secured First Lien,
7.69% (1 mo. SOFR US + 2.25%),
09/22/2028	5,949,903	5,959,334
		6,613,035
COMMERCIAL SERVICES – 1.0%
AlixPartners LLP,
Senior Secured First Lien,
7.94% (1 mo. SOFR US + 2.50%),
02/04/2028	6,460,999	6,476,344

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 11.7% (h) – Continued

COMMERCIAL SERVICES – 1.0% – Continued
Dun & Bradstreet Corp.,
Senior Secured First Lien,
8.08% (1 mo. SOFR US + 2.75%),
01/18/2029	$7,390,912	$7,397,824
Garda World Security Corp.,
Senior Secured First Lien,
9.58% (3 mo. SOFR US + 4.25%),
02/01/2029	6,260,000	6,279,594
		20,153,762
CONSTRUCTION & ENGINEERING – 0.1%
Api Group DE Inc.,
Senior Secured First Lien,
7.69% (1 mo. SOFR US + 2.25%),
10/01/2026	2,066,661	2,072,313

ENVIRONMENTAL SERVICES – 0.0%(b)
GFL Environmental, Inc.,
Senior Secured First Lien,
7.82% (3 mo. SOFR US + 2.50%),
05/28/2027	28,861	29,005

FINANCIALS: DIVERSIFIED – 0.4%
Castlelake Aviation One DAC,
Senior Secured First Lien
7.83% (3 mo. SOFR US + 2.50%),
10/22/2026	4,864,191	4,870,563
8.42% (3 mo. LIBOR US + 2.75%),
10/22/2026 (c)	2,855	2,859
Edelman Financial Engines Center LLC,
Senior Secured Second Lien,
12.19% (1 mo. SOFR US + 6.75%),
07/20/2026	1,603,607	1,614,135
WMB Holdings, Inc.,
Senior Secured First Lien,
7.93% (1 mo. SOFR US + 2.50%),
11/03/2027	1,122,000	1,119,195
		7,606,752

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 11.7% (h) – Continued

FINANCIALS: INSURANCE – 1.5%
Acrisure LLC,
Senior Secured First Lien
8.94% (1 Mo. Synthetic LIBOR US +
3.50%), 02/15/2027	$9,569,496	$9,575,477
9.69% (1 Mo. Synthetic LIBOR US +
4.25%), 02/15/2027	1,567,970	1,574,829
AssuredPartners, Inc.,
Senior Secured First Lien,
9.08% (1 mo. SOFR US + 3.75%),
02/12/2027	1,233,700	1,236,531
Asurion LLC,
Senior Secured First Lien
8.69% (1 mo. SOFR US + 3.25%),
12/23/2026	4,093,551	4,020,441
9.43%, (3 mo. SOFR US + 4.00%),
08/19/2028	1,096,024	1,058,348
NFP Corp.,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
02/13/2027	12,172,296	12,201,206
		29,666,832
HEALTHCARE: EQUIPMENT & SUPPLIES – 0.7%
Insulet Corp.,
Senior Secured First Lien,
8.33% (1 mo. SOFR US + 3.00%),
05/04/2028	907,997	911,116
Medline Borrower LP,
Senior Secured First Lien,
8.08% (1 mo. SOFR US + 2.75%),
10/23/2028	6,947,521	6,972,845
Waystar Technologies, Inc.,
Senior Secured First Lien,
9.33% (1 mo. SOFR US + 4.00%),
10/23/2029	5,550,000	5,570,813
		13,454,774

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 11.7% (h) – Continued

HEALTHCARE: FACILITIES – 0.6%
Select Medical Corp.,
Senior Secured First Lien,
8.33% (1 mo. SOFR US + 3.00%),
03/05/2027	$9,161,789	$9,187,579
Surgery Center Holdings, Inc.,
Senior Secured First Lien,
8.83% (1 mo. SOFR US + 3.50%),
12/19/2030	2,388,000	2,402,101
		11,589,680
HEALTHCARE: LIFE SCIENCES – 0.3%
Catalent Pharma Solutions, Inc.,
Senior Secured First Lien
8.33% (1 mo. SOFR US + 3.00%),
02/22/2028	4,420,203	4,436,779
7.44% (1 mo. SOFR US + 2.00%),
02/22/2028	1,311,570	1,312,389
		5,749,168
HEALTHCARE: MANAGED HEALTH CARE – 0.2%
Cotiviti, Inc.,
Senior Secured First Lien,
9.45% (1 mo. SOFR US + 4.00%),
02/24/2031	3,415,000	3,410,731

HEALTHCARE: PHARMA & BIOTECH – 0.6%
Jazz Financing Lux Sarl,
Senior Secured First Lien,
8.44% (1 mo. SOFR US + 3.00%),
05/05/2028	11,435,233	11,506,703
Organon & Co.,
Senior Secured First Lien,
8.43% (1 mo. SOFR US + 3.00%),
06/02/2028	1,268,000	1,274,080
		12,780,783

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 11.7% (h) – Continued

INDUSTRIAL MACHINERY – 0.2%
Vertiv Group Corp.,
Senior Secured First Lien,
7.94% (1 mo. SOFR US + 2.50%),
03/02/2027	$3,721,509	$3,733,715

LEISURE: HOTELS – 0.3%
Carnival Corp.,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
10/18/2028	2,310,932	2,316,952
Hilton Grand Vacations Borrower LLC,
Senior Secured First Lien,
7.83%, (1 Mo. SOFR US +2.50%),
08/02/2028	2,796,829	2,803,247
		5,120,199
LEISURE: RESTAURANTS – 0.6%
IRB Holding Corp.,
Senior Secured First Lien,
8.18% (1 mo. SOFR US + 2.75%),
12/15/2027	12,339,776	12,357,175

MEDIA: BROADCASTING – 0.5%
Univision Communications, Inc.,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
03/24/2026	9,671,673	9,694,498

MEDIA: CABLE & SATELLITE – 0.2%
Charter Communications Operating LLC,
Senior Secured First Lien
7.08% (3 mo. SOFR US + 1.75%),
02/01/2027	4,960,938	4,965,353
7.08% (3 mo. SOFR US + 1.75%),
02/01/2027	13,021	13,032
		4,978,385

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 11.7% (h) – Continued

MEDIA: DIVERSIFIED – 0.2%
McGraw-Hill Education, Inc.,
Senior Secured First Lien,
10.19% (1 mo. SOFR US + 4.75%),
07/31/2028	$4,689,722	$4,703,955

MEDIA: ENTERTAINMENT – 0.8%
Playtika Holding Corp.,
Senior Secured First Lien,
8.19% (1 mo. SOFR US + 2.75%),
03/13/2028	5,694,683	5,707,553
UFC Holdings LLC,
Senior Secured First Lien,
8.34% (3 mo. SOFR US + 2.75%),
04/29/2026	3,762,991	3,772,925
William Morris Endeavor Entertainment LLC,
Senior Secured First Lien
8.19% (1 mo. SOFR US + 2.75%),
05/19/2025	4,217,549	4,219,806
8.19% (1 mo. SOFR US + 2.75%),
05/19/2025	2,070,116	2,071,223
8.19% (1 mo. SOFR US + 2.75%),
05/19/2025	385,012	385,218
8.19% (1 mo. SOFR US + 2.75%),
05/19/2025	188,978	189,079
		16,345,804
RETAILING – 0.3%
PetSmart LLC,
Senior Secured First Lien,
9.18% (1 mo. SOFR US + 3.75%),
02/12/2028	5,608,465	5,602,633

TECHNOLOGY HARDWARE – 0.3%
Presidio Holdings, Inc.,
Senior Secured First Lien
8.91% (3 mo. SOFR US + 3.50%),
12/21/2026	2,956,328	2,969,262
8.93% (1 mo. SOFR US + 3.50%),
12/21/2026	75,803	76,135
8.93% (1 mo. SOFR US + 3.50%),
12/21/2026	7,896	7,931

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 11.7% (h) – Continued

TECHNOLOGY HARDWARE – 0.3% – Continued
Synaptics, Inc.,
Senior Secured First Lien,
7.84% (3 mo. SOFR US + 2.25%),
12/04/2028	$2,799,370	$2,798,502
		5,851,830
TECHNOLOGY: SOFTWARE & SERVICES – 1.1%
Boxer Parent Co., Inc.,
Senior Secured First Lien,
9.58% (1 mo. SOFR US + 4.25%),
12/29/2028	6,008,330	6,054,025
Cloud Software Group, Inc.,
Senior Secured First Lien,
9.99% (3 mo. SOFR US + 4.50%),
09/29/2028	2,936,517	2,928,559
Open Text Corp.,
Senior Secured First Lien,
7.18% (1 mo. SOFR US + 1.75%),
05/30/2025	5,356,312	5,368,042
Proofpoint, Inc.,
Senior Secured First Lien,
8.69% (1 mo. SOFR US + 3.25%),
08/31/2028	2,150,359	2,153,875
SolarWinds Holdings, Inc.,
Senior Secured First Lien,
8.58% (1 mo. SOFR US + 3.25%),
02/05/2027	4,963,953	4,982,568
		21,487,069
TELECOM SERVICES: DIVERSIFIED – 0.1%
Frontier Communications Holdings LLC,
Senior Secured First Lien,
9.19% (1 mo. SOFR US + 3.75%),
10/08/2027	3,126,429	3,123,505

TRANSPORTATION – 0.5%
AAdvantage Loyalty IP Ltd.,
Senior Secured First Lien,
10.33% (3 mo. SOFR US + 4.75%),
04/20/2028	4,747,997	4,938,914

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS – 11.7% (h) – Continued

TRANSPORTATION – 0.5% – Continued
Mileage Plus Holdings LLC,
Senior Secured First Lien,
10.73% (3 mo. SOFR US + 5.25%),
06/21/2027	$4,143,539	$4,272,071
SkyMiles IP Ltd.,
Senior Secured First Lien,
9.07% (3 mo. SOFR US + 3.75%),
10/20/2027	1,079,098	1,114,282
		10,325,267
UTILITIES: POWER – 0.1%
Calpine Corp.,
Senior Secured First Lien,
7.33% (1 mo. SOFR US + 2.00%),
12/16/2027	2,245,000	2,245,449
TOTAL BANK LOANS
(Cost $233,974,345)		234,819,896

CONVERTIBLE BONDS – 1.0%

LEISURE: HOTELS – 0.3%
Expedia Group, Inc.,
4.95%, 02/15/2026 (d)	900,000	833,400
Marriott Vacations Worldwide Corp.,
6.30%, 01/15/2026 (d)	2,313,000	2,203,133
Sabre GLBL, Inc., 4.00%, 04/15/2025	1,029,000	963,144
TripAdvisor, Inc., 0.25%, 04/01/2026	1,527,000	1,430,646
		5,430,323
TECHNOLOGY HARDWARE – 0.1%
Enphase Energy, Inc.,
6.90%, 03/01/2026 (d)	1,640,000	1,513,310

TECHNOLOGY: SOFTWARE & SERVICES – 0.6%
Alteryx, Inc., 1.00%, 08/01/2026	4,074,000	4,041,816
DigitalOcean Holdings, Inc.,
8.11%, 12/01/2026 (d)	9,522,000	8,027,998
Pegasystems, Inc., 0.75%, 03/01/2025	912,000	875,976
		12,945,790
TOTAL CONVERTIBLE BONDS
(Cost $19,250,374)		19,889,423

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2024 (Unaudited)

	Principal	Fair
	Amount	Value
SHORT-TERM INVESTMENT – 2.2%

Money Market Fund – 2.2%
First American Government
Obligations Fund – Class X, 5.23% (e)	44,931,578	$44,931,578
TOTAL SHORT-TERM INVESTMENT
(Cost $44,931,578)		44,931,578
TOTAL INVESTMENTS – 96.8%
(Cost $1,941,427,402)		1,944,255,628
Other Assets in Excess of Liabilities – 3.2%		64,433,561
TOTAL NET ASSETS – 100.0%		$2,008,689,189

Percentages are stated as a percent of net assets.
LIBOR – London Interbank Offered Rate
PIK – Payment in Kind
PLC – Public Limited Company
SA – Sociedad Anónima
SOFR – Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $1,234,592,240 or 61.5% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value. Rate shown is the weighted average amortized yield as of March 31, 2024.
(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(h)
Rates for senior loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread. Senior loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

(i)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

SHENKMAN CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
ASSETS:
Investments, at value (cost $273,458,507
and $1,941,427,402, respectively)	$272,367,255	$1,944,255,628
Cash	1,543,136	1,116,666
Receivables
Securities sold	11,191,103	28,685,223
Interest	1,692,166	29,998,884
Fund shares sold	4,122,658	59,430,793
Prepaid expenses	32,566	124,252
Total assets	290,948,884	2,063,611,446
LIABILITIES:
Payables
Securities purchased	21,551,897	46,858,207
Fund shares redeemed	101,720	2,064,654
Distributions payable	176,711	4,514,380
Administration and accounting expenses	80,848	268,782
Advisory fees (Note 4)	70,783	867,252
Audit	13,623	15,333
Transfer agent fees and expenses	30,809	96,489
Compliance fees	3,124	3,124
Printing and mailing	5,067	13,393
Legal	373	1,596
Shareholder servicing fees	321	71,858
12b-1 distribution fees	—	134,730
Custody fees	—	11,343
Trustee fees and expenses	809	1,116
Total liabilities	22,036,085	54,922,257
NET ASSETS	$268,912,799	$2,008,689,189
NET ASSETS CONSIST OF:
Capital stock	$293,155,255	$2,048,539,465
Total accumulated deficit	(24,242,456)	(39,850,276)
Total net assets	$268,912,799	$2,008,689,189

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – Continued
March 31, 2024 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
NET ASSETS
Class A:
Net assets applicable to outstanding
Class A shares	—	$26,395,710
Shares issued and outstanding	—	2,696,820
Net asset value, redemption price per share(1)	—	$9.79
Maximum offering price per share
(net asset value divided by 97.00%)	—	$10.09
Class C:
Net assets applicable to outstanding
Class C shares	—	$22,460,252
Shares issued and outstanding	—	2,302,968
Net asset value, offering price
and redemption price per share(1)	—	$9.75
Class F:
Net assets applicable to outstanding
Class F shares	$9,486,271	$845,640,483
Shares issued and outstanding	1,033,701	86,626,830
Net asset value, offering price
and redemption price per share(1)	$9.18	$9.76
Institutional Class:
Net assets applicable to outstanding
Institutional Class shares	$259,426,528	$1,114,192,744
Shares issued and outstanding	28,269,328	114,002,206
Net asset value, offering price
and redemption price per share(1)	$9.18	$9.77
(1)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2024 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
INVESTMENT INCOME:
Interest income	$11,785,330	$56,235,338
Consent and term loan fee income	55,472	345,585
Total investment income	11,840,802	56,580,923
EXPENSES:
Investment advisory fees (Note 4)	669,671	4,861,935
Administration and accounting fees (Note 4)	156,749	540,727
Transfer agent fees and expenses (Note 4)	62,120	185,124
Federal and state registration fees	19,978	55,098
Audit fees	13,623	15,332
Reports to shareholders	11,124	29,367
Custody fees (Note 4)	9,624	46,764
Trustee fees and expenses	8,640	8,488
Chief Compliance Officer fees (Note 4)	6,249	6,249
Miscellaneous expenses	4,500	11,734
Insurance expense	3,917	14,793
Legal fees	3,411	4,234
Service fees – Class A (Note 6)	—	7,253
Service fees – Class C (Note 6)	—	5,718
Service fees – Class F (Note 6)	1,332	301,291
12b-1 distribution fees – Class A (Note 5)	—	30,481
12b-1 distribution fees – Class C (Note 5)	—	104,822
Total expenses before advisory fee waiver	970,938	6,229,410
Advisory fee recoupment/(waiver)
by Advisor (Note 4)	(246,361)	(33,923)
Net expenses	724,577	6,195,487
NET INVESTMENT INCOME	11,116,225	50,385,436
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized loss on investments	(1,951,106)	(517,575)
Change in unrealized appreciation/(depreciation)
on investments	2,938,074	35,325,427
Net realized and unrealized gain on investments	986,968	34,807,852
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$12,103,193	$85,193,288

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2024	September 30,
	(Unaudited)	2023
OPERATIONS:
Net investment income	$11,116,225	$22,912,805
Net realized loss on investments	(1,951,106)	(5,635,402)
Change in unrealized appreciation/(depreciation)
on investments	2,938,074	15,725,745
Net increase in net assets resulting from operations	12,103,193	33,003,148
DISTRIBUTIONS TO SHAREHOLDERS:
Class F	(411,171)	(762,241)
Institutional Class	(10,640,847)	(22,010,261)
Total distributions	(11,052,018)	(22,772,502)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class F	1,665,316	6,914,839
Institutional Class	12,765,382	47,076,543
Proceeds from shares issued to
holders in reinvestment of dividends:
Class F	319,818	705,077
Institutional Class	9,382,176	18,514,960
Cost of shares redeemed:
Class F	(2,497,636)	(7,113,416)
Institutional Class	(46,880,911)	(82,336,061)
Redemption fees retained:
Class F	131	294
Institutional Class	3,393	8,178
Net decrease in net assets derived from
capital share transactions	(25,242,331)	(16,229,586)
TOTAL DECREASE IN NET ASSETS	(24,191,156)	(5,998,940)
NET ASSETS:
Beginning of period	293,103,955	299,102,895
End of period	$268,912,799	$293,103,955
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class F	182,045	760,238
Institutional Class	1,390,060	5,190,582
Shares issued to holders as reinvestment of dividends:
Class F	35,001	78,031
Institutional Class	1,026,710	2,048,535
Shares redeemed:
Class F	(272,590)	(784,375)
Institutional Class	(5,124,054)	(9,102,540)
Net decrease in shares outstanding	(2,762,828)	(1,809,529)

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2024	September 30,
	(Unaudited)	2023
OPERATIONS:
Net investment income	$50,385,436	$76,561,652
Net realized loss on investments	(517,575)	(23,139,973)
Change in unrealized appreciation on investments	35,325,427	65,221,376
Net increase in net assets
resulting from operations	85,193,288	118,643,055
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(667,459)	(1,034,024)
Class C	(489,668)	(699,829)
Class F	(22,852,494)	(38,077,343)
Institutional Class	(25,896,799)	(36,437,362)
Total distributions	(49,906,420)	(76,248,558)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	10,291,448	10,804,489
Class C	5,481,021	7,315,741
Class F	204,130,471	477,580,347
Institutional Class	434,625,131	178,124,165
Proceeds from shares issued to
holders in reinvestment of dividends:
Class A	408,081	493,032
Class C	292,833	345,521
Class F	10,655,823	17,376,094
Institutional Class	15,238,365	26,039,542
Cost of shares redeemed:
Class A	(5,895,647)	(11,847,737)
Class C	(2,264,694)	(5,195,575)
Class F	(181,839,539)	(401,743,737)
Institutional Class	(88,731,881)	(208,559,114)
Redemption fees retained:
Class A	67	46
Class C	56	36
Class F	2,193	1,530
Institutional Class	2,553	1,501
Net increase in net assets derived from
capital share transactions	402,396,281	90,735,881
TOTAL INCREASE IN NET ASSETS	437,683,149	133,130,378
NET ASSETS:
Beginning of period	1,571,006,040	1,437,875,662
End of period	$2,008,689,189	$1,571,006,040

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	Six Months Ended
	March 31,	Year Ended
	2024	September 30,
	(Unaudited)	2023
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	1,059,910	1,128,525
Class C	568,700	769,034
Class F	21,018,303	49,996,967
Institutional Class	44,616,189	18,624,644
Shares issued to holders as reinvestment of dividends:
Class A	41,958	51,502
Class C	30,243	36,194
Class F	1,099,462	1,819,274
Institutional Class	1,571,102	2,724,334
Shares redeemed:
Class A	(606,263)	(1,236,421)
Class C	(233,761)	(545,272)
Class F	(18,747,641)	(42,107,107)
Institutional Class	(9,113,061)	(21,870,090)
Net increase in shares outstanding	41,305,141	9,391,584

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F
	Six Months
	Ended
	March 31,		Year Ended September 30,
	2024
	(Unaudited)		2023		2022		2021		2020	2019
PER SHARE DATA:
Net asset value,
beginning of period	$9.14		$8.83		$9.50		$9.22		$9.56	$9.80

Income from
investment operations:
Net investment income	0.38	(1)	0.69	(1)	0.37	(1)	0.30	(1)	0.41 (1)	0.50
Net realized and
unrealized gain/(loss)
on investments	0.04		0.31		(0.67)		0.29		(0.34)	(0.24)
Total from
investment operations	0.42		1.00		(0.30)		0.59		0.07	0.26

Less distributions:
From net
investment income	(0.38)		(0.69)		(0.37)		(0.31)		(0.42)	(0.50)
Total distributions	(0.38)		(0.69)		(0.37)		(0.31)		(0.42)	(0.50)

Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.01 (1)	—

Net asset value,
end of period	$9.18		$9.14		$8.83		$9.50		$9.22	$9.56

TOTAL RETURN	4.69	%†	11.75%		-3.26%		6.44%		1.04%	2.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$9,486		$9,956		$9,141		$10,312		$2,265	$5,856
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.75	%‡	0.72%		0.71%		0.82%		0.78%	0.77%
After advisory fee waiver	0.57	%‡	0.56%		0.54%		0.60%		0.56%	0.57%
Ratio of net investment
income to average net assets:
Before advisory fee waiver	8.09	%‡	7.51%		3.78%		2.92%		4.12%	4.93%
After advisory fee waiver	8.27	%‡	7.67%		3.95%		3.14%		4.34%	5.13%
Portfolio turnover rate	38	%†	40%		39%		59%		47%	28%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	March 31,		Year Ended September 30,
	2024
	(Unaudited)		2023		2022		2021		2020		2019
PER SHARE DATA:
Net asset value,
beginning of period	$9.14		$8.83		$9.50		$9.22		$9.56		$9.80

Income from
investment operations:
Net investment income	0.38	(1)	0.70	(1)	0.37	(1)	0.31	(1)	0.40	(1)	0.51
Net realized and
unrealized gain/(loss)
on investments	0.04		0.31		(0.67)		0.28		(0.32)		(0.25)
Total from
investment operations	0.42		1.01		(0.30)		0.59		0.08		0.26

Less distributions:
From net
investment income	(0.38)		(0.70)		(0.37)		(0.31)		(0.42)		(0.50)
Total distributions	(0.38)		(0.70)		(0.37)		(0.31)		(0.42)		(0.50)

Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)

Net asset value,
end of period	$9.18		$9.14		$8.83		$9.50		$9.22		$9.56

TOTAL RETURN	4.70	%†	11.77%		-3.26%		6.48%		0.94%		2.82%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$259,427		$283,148		$289,962		$277,303		$230,854		$228,454
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.72	%‡	0.70%		0.71%		0.76%		0.76%		0.74%
After advisory fee waiver	0.54	%‡	0.54%		0.54%		0.54%		0.54%		0.54%
Ratio of net investment
income to average net assets:
Before advisory fee waiver	8.12	%‡	7.52%		3.83%		3.05%		4.14%		4.97%
After advisory fee waiver	8.30	%‡	7.68%		4.00%		3.27%		4.36%		5.17%
Portfolio turnover rate	38	%†	40%		39%		59%		47%		28%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class A
	Six Months
	Ended
	March 31,		Year Ended September 30,
	2024
	(Unaudited)		2023		2022		2021		2020		2019
PER SHARE DATA:
Net asset value,
beginning of period	$9.58		$9.30		$10.09		$9.93		$10.06		$10.00
Income from
investment operations:
Net investment income	0.26	(1)	0.45	(1)	0.30	(1)	0.26	(1)	0.31	(1)	0.36
Net realized and
unrealized gain/(loss)
on investments	0.21		0.28		(0.79)		0.16		(0.13)		0.06
Total from
investment operations	0.47		0.73		(0.49)		0.42		0.18		0.42
Less distributions:
From net
investment income	(0.26)		(0.45)		(0.30)		(0.26)		(0.31)		(0.36)
Total distributions	(0.26)		(0.45)		(0.30)		(0.26)		(0.31)		(0.36)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)
Net asset value,
end of period	$9.79		$9.58		$9.30		$10.09		$9.93		$10.06
TOTAL RETURN	4.94	%†	7.99%		-4.99%		4.25%		1.86%		4.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$26,396		$21,087		$20,992		$20,580		$15,946		$13,407
Ratio of expenses
to average net assets:
Before advisory fee
recoupment/waiver	0.96	%‡	0.96%		0.96%		0.98%		1.02%		1.03%
After advisory fee
recoupment/waiver	0.96	%‡	0.96%		0.95%		0.96%		0.97%		0.96%
Ratio of net investment
income to average net assets:
Before advisory fee
recoupment/waiver	5.44	%‡	4.76%		3.03%		2.59%		3.06%		3.61%
After advisory fee
recoupment/waiver	5.44	%‡	4.76%		3.04%		2.61%		3.11%		3.68%
Portfolio turnover rate	30	%†	51%		50%		80%		100%		77%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class C
	Six Months
	Ended
	March 31,		Year Ended September 30,
	2024
	(Unaudited)		2023		2022		2021		2020		2019
PER SHARE DATA:
Net asset value,
beginning of period	$9.55		$9.27		$10.06		$9.90		$10.03		$9.97
Income from
investment operations:
Net investment income	0.22	(1)	0.38	(1)	0.23	(1)	0.19	(1)	0.23	(1)	0.29
Net realized and
unrealized gain/(loss)
on investments	0.20		0.28		(0.80)		0.15		(0.12)		0.06
Total from
investment operations	0.42		0.66		(0.57)		0.34		0.11		0.35
Less distributions:
From net
investment income	(0.22)		(0.38)		(0.22)		(0.18)		(0.24)		(0.29)
Total distributions	(0.22)		(0.38)		(0.22)		(0.18)		(0.24)		(0.29)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	—
Net asset value,
end of period	$9.75		$9.55		$9.27		$10.06		$9.90		$10.03
TOTAL RETURN	4.47	%†	7.23%		-5.71%		3.49%		1.10%		3.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$22,460		$18,502		$15,554		$16,546		$13,615		$11,406
Ratio of expenses
to average net assets:
Before advisory fee
recoupment/waiver	1.71	%‡	1.70%		1.70%		1.73%		1.77%		1.77%
After advisory fee
recoupment/waiver	1.71	%‡	1.70%		1.69%		1.71%		1.72%		1.70%
Ratio of net investment
income to average net assets:
Before advisory fee
recoupment/waiver	4.69	%‡	4.03%		2.30%		1.84%		2.32%		2.87%
After advisory fee
recoupment/waiver	4.69	%‡	4.03%		2.31%		1.86%		2.37%		2.94%
Portfolio turnover rate	30	%†	51%		50%		80%		100%		77%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F
	Six Months
	Ended
	March 31,		Year Ended September 30,
	2024
	(Unaudited)		2023		2022		2021		2020		2019
PER SHARE DATA:
Net asset value,
beginning of period	$9.56		$9.28		$10.06		$9.91		$10.04		$9.97
Income from
investment operations:
Net investment income	0.27	(1)	0.47	(1)	0.32	(1)	0.28	(1)	0.33	(1)	0.39
Net realized and
unrealized gain/(loss)
on investments	0.20		0.28		(0.78)		0.15		(0.13)		0.07
Total from
investment operations	0.47		0.75		(0.46)		0.43		0.20		0.46
Less distributions:
From net
investment income	(0.27)		(0.47)		(0.32)		(0.28)		(0.33)		(0.39)
Total distributions	(0.27)		(0.47)		(0.32)		(0.28)		(0.33)		(0.39)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)
Net asset value,
end of period	$9.76		$9.56		$9.28		$10.06		$9.91		$10.04
TOTAL RETURN	4.97	%†	8.25%		-4.79%		4.49%		2.09%		4.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$845,640		$795,530		$682,182		$671,520		$446,802		$289,716
Ratio of expenses
to average net assets:
Before advisory fee
recoupment/waiver	0.72	%‡	0.73%		0.74%		0.76%		0.79%		0.80%
After advisory fee
recoupment/waiver	0.72	%‡	0.73%		0.73%		0.74%		0.74%		0.73%
Ratio of net investment
income to average net assets:
Before advisory fee
recoupment/waiver	5.67	%‡	5.00%		3.27%		2.81%		3.29%		3.83%
After advisory fee
recoupment/waiver	5.67	%‡	5.00%		3.28%		2.83%		3.34%		3.90%
Portfolio turnover rate	30	%†	51%		50%		80%		100%		77%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	March 31,		Year Ended September 30,
	2024
	(Unaudited)		2023		2022		2021		2020		2019
PER SHARE DATA:
Net asset value,
beginning of period	$9.57		$9.29		$10.07		$9.92		$10.05		$9.98
Income from
investment operations:
Net investment income	0.27	(1)	0.49	(1)	0.33	(1)	0.29	(1)	0.34	(1)	0.40
Net realized and
unrealized gain/(loss)
on investments	0.20		0.27		(0.79)		0.15		(0.13)		0.06
Total from
investment operations	0.47		0.76		(0.46)		0.44		0.21		0.46
Less distributions:
From net
investment income	(0.27)		(0.48)		(0.32)		(0.29)		(0.34)		(0.39)
Total distributions	(0.27)		(0.48)		(0.32)		(0.29)		(0.34)		(0.39)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)
Net asset value,
end of period	$9.77		$9.57		$9.29		$10.07		$9.92		$10.05
TOTAL RETURN	5.00	%†	8.32%		-4.62%		4.47%		2.18%		4.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$1,114,193		$724,207		$719,148		$620,753		$274,166		$259,009
Ratio of expenses
to average net assets:
Before advisory fee
recoupment/waiver	0.65	%‡	0.65%		0.66%		0.67%		0.70%		0.72%
After advisory fee
recoupment/waiver	0.65	%‡	0.65%		0.65%		0.65%		0.65%		0.65%
Ratio of net investment
income to average net assets:
Before advisory fee
recoupment/waiver	5.75	%‡	5.07%		3.38%		2.89%		3.38%		3.91%
After advisory fee
recoupment/waiver	5.75	%‡	5.07%		3.39%		2.91%		3.43%		3.98%
Portfolio turnover rate	30	%†	51%		50%		80%		100%		77%
†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Shenkman Capital Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek a high level of current income. The Short Duration High Income Fund currently offers Class A, Class C, Class F, and Institutional Class shares. Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.

The Floating Rate High Income Fund currently offers Class F and Institutional Class shares. Institutional Class shares became available for purchase on October 15, 2014 and Class F shares became available for purchase on March 1, 2017.

Each class of shares differs principally in its respective distribution expenses, service fees and sales charges on Class A and contingent deferred sales charge (“CDSC”) for Class C. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date. Securities sold are determined on a specific identification process. Interest income is recorded on an accrual basis. The Funds may receive other income, such as amendment fees, consent fees and commitment fees. These fees are recorded as income when the Funds become aware of their existence and are included in consent and term loan fee income in the statements of operations. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Each Fund distributes substantially all of its net investment income, if any, monthly, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in a Fund’s net asset value. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital. Redemption fees retained are disclosed in the statements of changes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Funds did not have any reclassification of capital account adjustments for the most recently completed fiscal year ended September 30, 2023.

Bridge Loan Commitments – In connection with floating rate loan interests, the Funds may also enter into bridge loan commitments. Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. At March 31, 2024, the Funds did not have any outstanding bridge loan commitments.

Unfunded Loan Commitments – Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2024, the Floating Rate High Income Fund and the Short Duration High Income Fund had $77,000 and $0, respectively, in outstanding unfunded loan commitments.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2024, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in Level 2 of the fair value hierarchy.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At March 31, 2024, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities have been classified as liquid under the Funds’ liquidity risk management program.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, Shenkman

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

Capital Management, Inc. (the “Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2024:

Floating Rate High Income Fund
	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$—	$227,350,253	$—	$227,350,253
Corporate Bonds	—	34,124,149	—	34,124,149
Money Market
Fund	10,892,853	—	—	10,892,853
Total
Investments	$10,892,853	$261,474,402	$—	$272,367,255

Short Duration High Income Fund
	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$1,644,614,731	$—	$1,644,614,731
Bank Loans	—	234,819,896	—	234,819,896
Convertible Bonds	—	19,889,423	—	19,889,423
Money Market
Fund	44,931,578	—	—	44,931,578
Total
Investments	$44,931,578	$1,899,324,050	$—	$1,944,255,628

Refer to the Funds’ schedules of investments for a detailed break-out of securities.

The following is a reconciliation of the Floating Rate High Income Fund’s Level 3 investments for which significant unobservable inputs were used in determining fair value. The Short Duration High Income Fund did not hold Level 3 investments at March 31, 2024, and as such no reconciliation is presented.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

Floating Rate High Income Fund

Level 3 Reconciliation Disclosure
Bank
Loans
Balance as of September 30, 2023	$635,325
Accretion of discount	436
Closes	(234,391)
Realized loss	(2,106)
Change in unrealized appreciation/(depreciation)	3,247
Transfer out at March 31, 2024	(402,511)
Balance as of March 31, 2024	$—
Change in unrealized appreciation/(depreciation) during
the period for Level 3 investments held at March 31, 2024	$—

At March 31, 2024, the Floating Rate High Income Fund did not hold any Level 3 investments.

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. At March 31, 2024, the Floating Rate High Income Fund and the Short Duration High Income Fund had derivative exposure of 3.37% and 2.54%, respectively, of each Fund’s Net Asset Value. The exposure was due to unsettled bank loans held for more than 35 days.

Accounting Pronouncements – In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with the Advisor pursuant to which the Advisor is responsible for providing investment management services to each Fund. The Advisor furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly, based upon the average daily net assets of the Funds at the annual rates of:

Floating Rate High Income Fund	0.50%
Short Duration High Income Fund	0.55%

For the six months ended March 31, 2024, the Floating Rate High Income Fund and the Short Duration High Income Fund incurred $669,671 and $4,861,935, respectively, in advisory fees. Advisory fees payable to the Advisor at March, 31, 2024 for the Floating Rate High Income Fund and the Short Duration High Income Fund were $70,783 and $867,252, respectively. The amounts shown on the statements of assets and liabilities are net amounts due to the Advisor.

Each Fund is responsible for its own operating expenses, including Rule 12b-1 fees, shareholder servicing plan fees, custodian fees, taxes, transfer agency fees, interest, and other customary Fund expenses. However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Floating Rate High Income Fund and Short Duration High Income Fund expenses in order to limit each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to the following amounts of the average daily net assets:

Floating Rate High Income Fund	0.54%
Short Duration High Income Fund	0.65%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended March 31, 2024, the Advisor reduced its fees in the amount of $246,361 for the Floating Rate High Income Fund and in the amount of $64,554 for the Short Duration High Income Fund. The Floating Rate High Income Fund and the Short Duration High Income Fund reimbursed the Advisor $0 and $30,631, respectively, during the six months ended March 31, 2024. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

	9/30/2024	9/30/2025	9/30/2026	3/31/2027	Total
Floating Rate
High Income
Fund	$305,371	$524,312	$464,935	$246,361	$1,540,979
Short Duration
High Income
Fund	65,736	62,257	49,094	64,554	241,641

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended March 31, 2024, are disclosed in the statements of operations.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group (“ACA”).

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Short Duration High Income Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Short Duration High Income Fund’s Class A shares and up to 1.00% of the average daily net assets of the Short Duration High Income Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended March 31, 2024, the Short Duration High Income Fund incurred distribution expenses on its Class A and Class C shares of $30,481 and $104,822, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Class A, Class C, and Class F shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2024, the Floating Rate High Income Fund’s Class F shares incurred $1,332 in shareholder servicing fees. For the six months ended

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

March 31, 2024, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $7,253, $5,718 and $301,291, respectively, in shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2024, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Floating Rate High Income Fund	$100,379,009	$128,216,159
Short Duration High Income Fund	812,088,584	494,726,021

The Funds had no purchases or sales of U.S. government obligations during the six months ended March 31, 2024. Likewise, the Funds had no Rule 17a-7 purchases or sales during the six months ended March 31, 2024.

NOTE 8 – LINES OF CREDIT

The Floating Rate High Income Fund has a secured line of credit in the amount of $40,000,000 or 20% of the market value or 33% of the fair value of the unencumbered assets of the Fund. The Short Duration High Income Fund has a secured line of credit in the amount of $150,000,000 or 20% of the market value or 33% of the fair value of the unencumbered assets of the Fund. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2024, neither the Floating Rate High Income Fund nor the Short Duration High Income Fund drew upon their lines of credit. At March 31, 2024, neither of the Funds had any outstanding loan amounts.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Tax cost of investments	$300,328,759	$1,605,435,878
Gross unrealized appreciation	2,033,014	2,913,964
Gross unrealized depreciation	(6,234,648)	(35,725,814)
Net unrealized depreciation	(4,201,634)	(32,811,850)
Undistributed ordinary income	458,092	3,273,328
Total distributable earnings	458,092	3,273,328
Other accumulated losses	(21,550,089)	(45,598,622)
Total accumulated losses	$(25,293,631)	$(75,137,144)

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

At September 30, 2023, the Funds’ most recently completed fiscal year end, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss Carryover
	Long-Term	Short-Term	Total	Expiration Date
Floating Rate
High Income
Fund	$19,869,437	$1,387,203	$21,256,640	No Expiration
Short Duration
High Income
Fund	28,493,184	14,316,786	42,809,970	No Expiration

The tax character of distributions paid during the six months ended March 31, 2024 and the year ended September 30, 2023 was as follows:

Floating Rate High Income Fund
	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
Ordinary income	$11,052,018	$22,772,502
Total distributions paid	$11,052,018	$22,772,502

Short Duration High Income Fund
	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
Ordinary income	$49,906,420	$76,248,558
Total distributions paid	$49,906,420	$76,248,558

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2023.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2024, the Floating Rate Fund’s percentage of control ownership positions greater than 25% are listed in the table below. The Short Duration Fund did not have ownership positions equal to or greater than 25% at March 31, 2024.

		Percent of
Fund	Shareholder	Shares Held
Floating Rate High
Income Fund	National Financial Services, LLC	37.72%

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to both Funds, unless specifically noted.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

High Yield Risk. Bonds and loans rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds or loans”) typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans. Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

thinner and less active than that for higher quality instruments, which may limit a Fund’s ability to sell such instruments at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower- rated instruments may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Bank Loan Risk. A Fund’s investments in assignments of secured and unsecured bank loans may create substantial risk.  In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, such Fund’s share price could be adversely affected. A Fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund. A Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale). As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Counterparty Risk. Each Fund may establish relationships to obtain financing and prime brokerage services that permit the Fund to trade in any variety of markets or asset classes over time. However, there can be no assurance that a Fund will be able to establish or maintain such relationships, which could prevent the Fund from trading at optimal rates and terms. Moreover, a disruption in the financing and prime brokerage services provided by any such relationships could have an impact on a Fund’s business due to the Fund’s reliance on such counterparties.

When a Fund enters into a contract directly with dealer counterparties, the Fund is exposed to the risk that a counterparty will not settle a transaction in accordance with its terms because of a solvency or liquidity problem with the counterparty. Delays in settlement may also result from

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

disputes over the terms of the contract (whether or not bona fide). In addition, each Fund may have a concentrated risk in a particular counterparty, which may mean that if such counterparty were to become insolvent or have a liquidity problem, losses would be greater than if the Fund had entered into contracts with multiple counterparties. If there is a default by a counterparty, a Fund under most normal circumstances will have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the net asset value of a Fund being less than if the Fund had not entered into the transaction. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. In such case, the recovery of a Fund’s collateral from such counterparty or the payment of claims therefor may be significantly delayed and the Fund may recover substantially less than the full value of the collateral entrusted to such counterparty. In addition, there are a number of proposed rules that, if they were to go into effect, may impact the laws that apply to insolvency proceeding and may impact whether a Fund may terminate its agreement with an insolvent counterparty.

Credit Risk. A company may not be able to repay its debt. The Funds invest primarily in “high yield” securities and loans (i.e., rated below Baa3 or BBB- by one or more nationally recognized statistical rating organizations or are unrated but are of comparable credit quality to obligations rated below investment-grade). High yield securities and loans have greater credit risk than more highly rated debt obligations and have a greater possibility that an adverse change in the financial condition of the issuer or the economy may impair the ability of the issuer to make payments of principal and interest. Bankruptcy and similar laws applicable to issuers of the high yield securities and loans may also limit the amount of a Fund’s recovery if the issuer becomes insolvent. High yield securities and loans have historically experienced greater default rates than has been the case for investment-grade securities.

Impairment of Collateral Risk. The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Interest Rate Risk. Each Fund’s investments in fixed-income instruments will change in value based on changes in interest rates. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio investment in fixed-rate obligations can be expected to decline. Although the value of each Fund’s investments will vary, the fluctuations in value of a Fund’s investments in floating rate instruments should be minimized as a

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

result of changes in market interest rates. However, because floating rates on loans and other instruments only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of a Fund.

Over the past several years, the Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the Federal Reserve, which has raised, and may continue to raise, interest rates. If interest rates rise, a Fund’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. Changing interest rates may have unpredictable effects on the markets and a Fund’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. A Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.

Investment Risk. Neither Fund is a complete investment program and you may lose money by investing in the Funds. Each Fund invests primarily in debt obligations issued by non-investment grade companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, a Fund’s investments. Prices of the investments held by the Funds may be volatile, and a variety of other factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of a Fund’s activities and the value of its investments.

Liquidity Risk. Low or lack of trading volume may make it difficult to sell instruments held by the Funds at quoted market prices. The Funds’ investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists. For example, the investments held by a Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on a Fund’s performance.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risk and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk. If a convertible bond held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption and convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund. Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. When a convertible bond’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock’s price.

Foreign Instruments Risk. Foreign companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. Investment in foreign issuers includes risks such as less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund’s’ investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; less developed legal structures governing private or foreign investment; and the imposition of foreign exchange limitations (including currency blockage). The exchange rates between the U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of a Fund’s investments.

Management Risk. Each Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not work to produce the desired results. The success of a Fund is largely dependent upon

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

the ability of the Advisor to manage the Fund and implement the Fund’s investment program. If a Fund were to lose the services of the Advisor or its senior officers, the Fund may be adversely affected. Additionally, if a Fund or any of the other accounts managed by the Advisor were to incur substantial losses or were subject to an unusually high level of redemptions or withdrawals, the revenues of the Advisor may decline substantially. Such losses and/or withdrawals may impair the Advisor’s ability to retain employees and its ability to provide the same level of service to a Fund as it has in the past and continue operations.

Market Risk. The prices of some or all of the instruments in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers. The success of each Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, commodity prices, economic uncertainty, changes in laws (including laws relating to taxation of each Fund’s investments), trade barriers, currency exchange controls, and national and international political circumstances (including wars, terrorist acts or security operations). These factors may affect the level and volatility of the prices and the liquidity of each Fund’s investments. Volatility or illiquidity could impair each Fund’s profitability or result in losses. The Funds may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets. There can be no assurance that what is perceived as an investment opportunity will not, in fact, result in substantial losses. There is more risk that prices will go down for investors investing over short time horizons.

Leverage Risk. Any event that adversely affects the value of an investment, either directly or indirectly would be magnified to the extent that leverage is used. The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing leverage could result in a loss to a Fund that would be greater than if leverage were not employed. Additionally, any leverage obtained, if terminated on short notice by the lender, could result in a Fund being forced to unwind positions quickly and at prices below what the Fund deems to be fair value for the positions.

Preferred Stock Risk. The value of preferred stocks may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities. While most preferred stocks pay a dividend, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue and the Funds might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

U.S. Government Obligations Risk. Securities issued by U.S. government agencies or government- sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government. If a government-sponsored entity is unable to meet its obligations, the performance of the Funds may be adversely impacted. U.S. government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

Initial Public Offering (“IPO”) and Unseasoned Company Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. If a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. The level of risk will be increased to the extent that a Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history).

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

When-Issued Instruments Risk. When-issued instruments involve the risk that the price or yield obtained in a transaction (and therefore the value of an instrument) may be less favorable than the price or yield (and therefore the value of an instrument) available in the market when the instruments’ delivery takes place. In addition, when a Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Principal Risks of Investing in the Floating Rate Fund

Collateralized Loan Obligations Risk. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Floating Rate Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed-income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Covenant Lite Loan Risk. Some covenant lite loans tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Floating Rate Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

Investment Company Risk. If the Floating Rate Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

LIBOR Replacement Risk. Certain variable-and floating-rate debt securities that the Floating Rate Fund may invest in are subject to rates that are or were previously tied to the London Interbank Offered Rate (“LIBOR”). LIBOR was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published, but only on a temporary, synthetic and non- representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, and the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. The unavailability or replacement of LIBOR may affect the value, liquidity or return on, and may cause increased volatility in markets for, certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Accordingly, the potential effect of the transition away from LIBOR on the Fund or the debt securities or other instruments based on LIBOR in which the Fund invests cannot yet be determined. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or net asset value. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates.

Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2024 (Unaudited)

bonds are more exposed to interest rate risk than shorter term zero coupon bonds. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in the Fund’s exposure to zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.

NOTE 12 – CHANGES TO OFFICERS

Effective March 22, 2024, Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust and Ms. Elaine Richards was appointed Assistant Secretary of the Trust.  Previously, Ms. Kabakali served as Assistant Secretary and Ms. Richards served as Secretary and Vice President of the Trust.

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At meetings held on October 18, 2023 and December 14-15, 2023, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) on behalf of the Shenkman Capital Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each, a “Fund,” and together, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board also noted that the Advisor was working towards implementation of newly adopted Securities and Exchange Commission rules applicable to the Fund, including the new tailored shareholder reports. The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of each Fund as of June 30, 2023 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Short Duration High Income Fund: The Board noted that the Fund outperformed the Morningstar peer group average for the one-, three-, and five-year periods and underperformed for the ten-year period ended June 30, 2023. The Board noted that the Fund underperformed the average of its Cohort for the one-, three-, five- and ten-year periods ended June 30, 2023. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had outperformed its primary benchmark over the one-, three-, five, and ten-year periods ended June 30, 2023. The Board also considered that the Fund outperformed its secondary benchmark for the one- and five-year periods and underperformed for the three- and ten-year periods ended June 30, 2023.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed account composite for the one-, three-, five- and ten-year periods.

Floating Rate High Income Fund: The Board noted that the Fund outperformed the Morningstar peer group average for the one-, three- and five-year periods ended June 30, 2023. The Board also noted that

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

the Fund outperformed the average of its Cohort for the one- and five-year periods and underperformed for the three-year period ended June 30, 2023. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had outperformed its primary and secondary benchmark over the one-, three- and five-year periods ended June 30, 2023.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed account composite for the one-, three-, and five-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT. In considering each Fund’s advisory fee and total fees and expenses, the Board reviewed comparisons to the Morningstar peer funds, the Cohort, and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Short Duration High Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.65% (the “Expense Cap”), excluding certain operating expenses and class-level expenses. The Board noted that the Fund’s contractual management fee was at the median and below the average of its Cohort. The Board also noted that the net expense ratio was below the average and median of the Cohort and below the average of its Morningstar peer group. The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.

Floating Rate High Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.54% (the “Expense Cap”). The Board noted that both the Fund’s contractual management fee and net expense ratio were below the Cohort median and average and that the net expense ratio was

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

below the Morningstar peer group average. The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional material benefits derived by the Advisor from its relationship with the Funds, such as Rule 12b-1 fees and shareholder servicing plan fees received from the Class A and Class C shares of the Short Duration High Income Fund. The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Advisor in exchange for Fund brokerage. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration High Income Fund and the Floating Rate High Income Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Short Duration High Income Fund and the Floating Rate High Income Fund would be in the best interest of each Fund and its shareholders.

SHENKMAN CAPITAL FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2022 through June 30, 2023. The report noted that the Shenkman Floating Rate High Income Fund made use of its line of credit during the reporting period and that such line was fully repaid in a timely manner. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

SHENKMAN CAPITAL FUNDS

NOTICE TO SHAREHOLDERS
March 31, 2024 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available, upon request, by calling 1-855-SHENKMAN (1-855-743-6562).

Householding

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SHENKMAN CAPITAL FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
Shenkman Capital Management, Inc.
151 West 42nd Street, 29th Floor
New York, NY  10036

Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME  04101

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(855) 743-6562

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, NY  10020

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

SJ-SEMI

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   6/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date   6/7/2024

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial
Officer

Date   6/6/2024

* Print the name and title of each signing officer under his or her signature.